UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSRS

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-3255

                           Panorama Series Fund, Inc.
                           --------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: June 30, 2005
                                              -------------

ITEM 1. REPORTS TO STOCKHOLDERS.

GOVERNMENT SECURITIES PORTFOLIO     SEMIANNUAL REPORT     JUNE 30,2005
FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Portfolio, you incur two types of costs:
(1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Portfolio. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                  BEGINNING       ENDING          EXPENSES
                                  ACCOUNT         ACCOUNT         PAID DURING
                                  VALUE           VALUE           6 MONTHS ENDED
                                  (1/1/05)        (6/30/05)       JUNE 30, 2005
--------------------------------------------------------------------------------
Actual                            $1,000.00       $1,024.30       $    4.07
--------------------------------------------------------------------------------
Hypothetical                       1,000.00        1,020.78            4.07

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended June 30, 2005 is as follows:

EXPENSE RATIO
-------------
   0.81%
--------------------------------------------------------------------------------


                      5 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF INVESTMENTS June 30, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                      PRINCIPAL            VALUE
                                                         AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--7.6%
--------------------------------------------------------------------------------
BMW Vehicle Owner Trust,
Automobile Loan Certificates,
Series 2005-A, Cl. A2, 3.65%, 12/26/07             $     90,000     $     89,972
--------------------------------------------------------------------------------
Capital Auto Receivables Asset
Trust, Automobile Mtg.-Backed Nts.,
Series 2004-2, Cl. A3, 3.58%, 1/15/09                    80,000           79,258
--------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home
Equity Loan Asset-Backed Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 1                 25,216           25,070
Series 2005-B, Cl. AF1, 4.02%, 3/26/35 1                 26,895           26,845
--------------------------------------------------------------------------------
Chase Funding Mortgage Loan
Asset-Backed Certificates, Home
Equity Mtg. Obligations:
Series 2003-5, Cl. 1A2, 2.451%, 11/25/18                 17,147           17,082
Series 2004-1, Cl. 1A2, 2.427%, 6/25/19                  50,000           49,757
--------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust,
Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A2,
3.72%, 12/15/07                                          80,000           79,864
--------------------------------------------------------------------------------
CitiFinancial Mortgage Securities,
Inc., Home Equity Collateralized
Mtg. Obligations, Series 2003-3,
Cl. AF1, 3.434%, 8/25/33 2                                4,774            4,777
--------------------------------------------------------------------------------
DaimlerChrysler Auto Trust,
Automobile Loan Pass-Through
Certificates:
Series 2002-A, Cl. A4, 4.49%, 10/6/08                    25,180           25,250
Series 2003-A, Cl. A3, 2.12%, 11/8/06                    41,085           41,011
Series 2004-B, Cl. A2, 2.48%, 2/8/07 1                   43,662           43,578
Series 2005-A, Cl. A2, 3.17%, 9/8/07 1                  100,000           99,746
Series 2005-B, Cl. A2, 3.75%, 12/8/07                    80,000           80,000
--------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity
Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34                   10,000            9,927
--------------------------------------------------------------------------------
Ford Credit Auto Owner Trust,
Automobile Loan Pass-Through
Certificates:
Series 2002-A, Cl. A4A, 4.36%, 9/15/06                   31,363           31,394
Series 2004-A, Cl. A2, 2.13%, 10/15/06                   75,937           75,727
Series 2005-A, Cl. A3, 3.48%, 11/17/08                   60,000           59,646
Series 2005-B, Cl. A2, 3.77%, 9/15/07                    80,000           79,985
--------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust,
Motorcycle Receivable Nts., Series
2003-3, Cl. A1, 1.50%, 1/15/08                           30,996           30,912
--------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust,
Automobile Receivable Nts., Series
2004-A, Cl. A2, 1.40%, 7/17/06                           42,565           42,486
--------------------------------------------------------------------------------
Onyx Acceptance Owner Trust,
Automobile Receivable Obligations,
Series 2002-B, Cl. A4, 4.71%, 3/15/09                    54,906           55,064
--------------------------------------------------------------------------------
Option One Mortgage Loan Trust,
Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 3.464%, 11/25/34 1,2              10,317           10,324

                                                      PRINCIPAL            VALUE
                                                         AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through
Trust, Home Equity Pass-Through
Certificates:
Series 2005-1, Cl. AF2, 3.914%, 5/25/35            $     20,000     $     19,851
Series 2005-2, Cl. AF2, 4.415%, 4/25/35 1                30,000           30,030
--------------------------------------------------------------------------------
USAA Auto Owner Trust,
Automobile Loan Asset-Backed Nts.:
Series 2001-2, Cl. A4, 3.91%, 4/16/07                     5,664            5,668
Series 2004-1, Cl. A2, 1.43%, 9/15/06                    22,561           22,547
Series 2004-2, Cl. A2, 2.41%, 2/15/07                    52,555           52,426
--------------------------------------------------------------------------------
Volkswagen Auto Lease Trust,
Automobile Lease Asset-Backed
Securities, Series 2004-A, Cl. A2,
2.47%, 1/22/07                                           72,740           72,502
--------------------------------------------------------------------------------
Wachovia Auto Owner Trust,
Automobile Receivable Nts.,
Series 2004-B, Cl. A2, 2.40%, 5/21/07                    47,507           47,352
--------------------------------------------------------------------------------
WFS Financial Owner Trust,
Automobile Receivable Obligations,
Series 2002-2, Cl. A4, 4.50%, 2/20/10                    26,554           26,666
--------------------------------------------------------------------------------
Whole Auto Loan Trust,
Automobile Loan Receivable
Certificates, Series 2002-1, Cl. A3,
2.60%, 8/15/06                                           23,669           23,659
                                                                    ------------
Total Asset-Backed Securities
(Cost $1,361,293)                                                      1,358,376

--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--77.3%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY--67.3%
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--65.6%
Fannie Mae Whole Loan,
Collateralized Mtg. Obligations
Pass-Through Certificates, Trust
2004-W9, Cl. 2A2, 7%, 2/25/44                           150,400          158,907
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
6%, 10/1/22-10/1/34                                     728,068          748,266
6.50%, 4/1/18-12/1/30                                   352,459          366,396
7%, 8/1/16-10/1/31                                      132,087          138,955
10.50%, 10/1/20                                           9,928           11,315
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Collateralized Mtg. Obligations,
Series 2196, Cl. GB, 8%, 3/15/30                         11,019           11,883
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation
Certificates:
Series 2042, Cl. N, 6.50%, 3/15/28                       71,770           74,404
Series 2046, Cl. G, 6.50%, 4/15/28                      221,481          230,564


                       6 | GOVERNMENT SECURITIES PORTFOLIO

                                                      PRINCIPAL            VALUE
                                                         AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp.,
Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through
Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                 $     10,180     $     10,206
Series 2034, Cl. Z, 6.50%, 2/15/28                       23,597           24,653
Series 2053, Cl. Z, 6.50%, 4/15/28                       32,163           33,449
Series 2055, Cl. ZM, 6.50%, 5/15/28                      41,546           43,145
Series 2080, Cl. Z, 6.50%, 8/15/28                       27,866           28,863
Series 2387, Cl. PD, 6%, 4/15/30                         48,820           49,304
Series 2456, Cl. BD, 6%, 3/15/30                         30,255           30,451
Series 2498, Cl. PC, 5.50%, 10/15/14                      4,404            4,419
Series 2500, Cl. FD, 3.72%, 3/15/32 2                    20,282           20,352
Series 2526, Cl. FE, 3.62%, 6/15/29 2                    25,804           25,888
Series 2550, Cl. QK, 4.50%, 4/15/22                       6,346            6,345
Series 2551, Cl. FD, 3.62%, 1/15/33 2                    21,270           21,434
Series 2583, Cl. KA, 5.50%, 3/15/22                      90,135           90,737
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed
Security:
Series 192, Cl. IO , 4.038%, 2/1/28 3                    12,495            2,122
Series 200, Cl. IO , 2.912%, 1/1/29 3                    14,785            2,554
Series 205, Cl. IO , 1.874%, 9/1/29 3                    83,572           14,599
Series 2074, Cl. S , 1.497%, 7/17/28 3                   15,782            1,930
Series 2079, Cl. S,(1.047)%, 7/17/28 3                   25,464            3,193
Series 2526, Cl. SE, 9.297%, 6/15/29 3                   42,500            3,188
Series 2819, Cl. S, 4.394%, 6/15/34 3                   383,017           36,027
Series 2920, Cl. S, 15.485%, 1/15/35 3                  251,123           15,032
Series 3000, Cl. SE, 7/15/25 3,4                        250,000           11,484
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 7/17/20 4                                        774,000          770,614
5%, 6/1/18-7/1/18                                       221,551          224,276
5%, 7/1/20-8/11/35 4                                  1,364,000        1,366,714
5.50%, 3/1/33-1/1/34                                    534,998          543,041
5.50%, 7/17/20-7/1/35 4                               1,477,000        1,503,279
6%, 7/1/20-7/1/35 4                                   1,003,000        1,035,224
6.50%, 2/1/09-11/1/31                                   346,061          359,904
6.50%, 7/1/32-7/1/35 4                                2,319,022        2,400,262
7%, 11/1/13-11/1/17                                     168,798          176,942
7.50%, 9/1/22-2/1/27                                     37,716           40,421
8.50%, 7/1/32                                             3,996            4,344
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1998-63, Cl. PG, 6%, 3/25/27                       10,405           10,414
Trust 2001-50, Cl. NE, 6%, 8/25/30                       24,396           24,600
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                  106,806          110,966
Trust 2001-70, Cl. LR, 6%, 9/25/30                       26,940           27,331
Trust 2001-72, Cl. NH, 6%, 4/25/30                       20,444           20,601
Trust 2001-74, Cl. PD, 6%, 5/25/30                        7,230            7,288
Trust 2002-77, Cl. WF, 3.66%, 12/18/32 2                 32,868           33,088
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                    24,979           24,963
Trust 2003-10, Cl. HP, 5%, 2/25/18                      100,000          102,227
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                   187,000          195,347
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                   137,000          142,959

                                                      PRINCIPAL            VALUE
                                                         AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Continued
Trust 2003-81, Cl. PA, 5%, 2/25/12                 $      2,792     $      2,787
Trust 2004-101, Cl. BG, 5%, 1/25/20                      67,000           68,562
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 2002-28, Cl. SA, 3.979%, 4/25/32 3                 21,763            2,064
Trust 2002-38, Cl. SO, 5.024%, 4/25/32 3                 52,679            3,773
Trust 2002-39, Cl. SD, (1.166)%, 3/18/32 3               34,833            3,761
Trust 2002-48, Cl. S, 3.265%, 7/25/32 3                  36,954            3,636
Trust 2002-52, Cl. SL, 3.219%, 9/25/32 3                 22,493            2,244
Trust 2002-53, Cl. SK, (0.904)%, 4/25/32 3              121,369           13,545
Trust 2002-56, Cl. SN, 5.22%, 7/25/32 3                  50,385            5,003
Trust 2002-77, Cl. IS, 4.035%, 12/18/32 3                89,750           10,008
Trust 2005-71, Cl. SA, 7/25/25 3,4                      160,000            9,750
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 221, Cl. 2, 0.39%, 5/1/23 3                        27,719            5,143
Trust 240, Cl. 2, 7.148%, 9/1/23 3                       40,979            7,394
Trust 294, Cl. 2, (1.769)%, 2/1/28 3                    305,088           55,030
Trust 301, Cl. 2, (5.605)%, 4/1/29 3                     37,553            6,422
Trust 319, Cl. 2, (3.491)%, 2/1/32 3                     26,057            4,658
Trust 321, Cl. 2, (3.78)%, 3/1/32 3                     113,968           20,718
Trust 324, Cl. 2, (9.32)%, 6/1/32 3                     143,331           25,343
Trust 327, Cl. 2, 1.75%, 8/1/32 3                       194,761           32,614
Trust 329, Cl. 2, (0.524)%, 1/1/33 3                     94,059           16,631
Trust 333, Cl. 2, (1.08)%, 3/1/33 3                      99,511           17,870
Trust 2001-63, Cl. SD, 9.146%, 12/18/31 3                35,218            3,858
Trust 2001-68, Cl. SC, 5.63%, 11/25/31 3                 25,547            2,693
Trust 2001-81, Cl. S, 5.117%, 1/25/32 3                  29,572            3,035
Trust 2002-9, Cl. MS, 2.812%, 3/25/32 3                  42,162            4,479
Trust 2002-77, Cl. SH, 9.708%, 12/18/32 3                35,091            3,749
Trust 2003-4, Cl. S, 18.483%, 2/25/33 3                  69,872            6,873
Trust 2005-40, Cl. SA, 18.084%, 5/25/35 3               152,892            9,387
Trust 2005-40, Cl. SB, 27.134%, 5/25/35 3               174,141           11,663
                                                                    ------------
                                                                      11,707,563
--------------------------------------------------------------------------------
GNMA/GUARANTEED--1.7%
Government National Mortgage
Assn., 7%, 10/15/23-3/15/26                             261,049          277,720
--------------------------------------------------------------------------------
Government National Mortgage
Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-19, Cl. SB, 0.287%, 7/16/28 3                51,125            6,328
Series 2001-21, Cl. SB, 2.354%, 1/16/27 3               266,936           25,029
                                                                    ------------
                                                                         309,077


                       7 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                      PRINCIPAL            VALUE
                                                         AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
NON-AGENCY--10.0%
--------------------------------------------------------------------------------
COMMERCIAL--9.1%
Banc of America Commercial
Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2004-6, Cl. A3, 4.512%, 12/10/42            $     60,000     $     60,234
Series 2005-2, Cl. A4, 4.783%, 7/10/42                  100,000          101,719
Series 2005-3, Cl. A2, 4.501%, 7/10/43 4                 80,000           80,500
--------------------------------------------------------------------------------
Bank of America Mortgage Securities,
Inc., Collateralized Mtg. Obligations
Pass-Through Certificates:
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                   97,317           98,677
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                   71,513           73,323
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                  36,027           36,026
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34 2                 4,976            4,974
Series 2005-E, Cl. 2A2, 4.994%, 6/25/35                  28,743           28,760
--------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage
Securities, Inc., Commercial Mtg.
Obligations, Series 2005-PWR7,
Cl. A2, 4.945%, 2/11/41                                  30,000           30,839
--------------------------------------------------------------------------------
First Union National Bank/Lehman
Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates,
Series 1998-C2, Cl. A2, 6.56%, 11/18/35                  49,779           52,463
--------------------------------------------------------------------------------
GE Capital Commercial Mortgage
Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                  50,000           50,356
Series 2005-CA, Cl. A3, 4.578%, 6/10/48                  30,000           30,248
--------------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Commercial Mtg.
Obligations, Series 2004-C3, Cl. A4,
4.547%, 12/10/41                                         40,000           40,303
--------------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series
1997-C1, Cl. A3, 6.869%, 7/15/29                         35,760           37,364
--------------------------------------------------------------------------------
Greenwich Capital Commercial
Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series
2005-GG3, Cl. A2, 4.305%, 8/10/42                        50,000           50,016
--------------------------------------------------------------------------------
GS Mortgage Securities Corp. II,
Commercial Mtg. Pass-Through
Certificates:
Series 2004-C1, Cl. A1, 3.659%,
10/10/28                                                 49,385           48,740
Series 2004-GG2, Cl. A3, 4.602%,
8/10/38                                                  30,000           30,377
--------------------------------------------------------------------------------
J.P. Morgan Chase Commercial
Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series
2005-LDP2, Cl. A2, 4.575%, 7/15/42                       20,000           20,182
--------------------------------------------------------------------------------
Mastr Alternative Loan Trust,
Pass-Through Collateralized Mtg.
Obligations, Series 2004-6, Cl. 10A1,
6%, 7/25/34                                             104,089          106,280

                                                      PRINCIPAL            VALUE
                                                         AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL Continued
Nomura Asset Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B,
6.59%, 3/15/30 5                                   $     50,000     $     53,100
--------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II
LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1,
Cl. A2, 7.306%, 10/6/15                                  96,000          109,293
--------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage
Trust, Commercial Mtg. Obligations:
Series 2005-C16, Cl. A2, 4.38%,
10/15/41                                                 80,000           80,268
Series 2005-C17, Cl. A2, 4.782%,
3/15/42                                                  90,000           91,688
--------------------------------------------------------------------------------
Washington Mutual Mortgage
Securities Corp., Collateralized Mtg.
Pass-Through Certificates, Series
2005-AR5, Cl. A1, 4.69%, 5/25/35 2                      103,087          103,382
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities Trust, Collateralized
Mtg. Obligations:
Series 2004-DD, Cl. 2A1, 4.54%,
1/25/35 2                                               100,533          100,561
Series 2004-N, Cl. A10, 3.803%,
8/25/34 1                                                66,525           66,602
Series 2004-W, Cl. A2, 4.611%,
11/25/34 2                                               32,466           32,409
                                                                    ------------
                                                                       1,618,684
--------------------------------------------------------------------------------
RESIDENTIAL--0.9%
Countrywide Alternative Loan Trust,
Collateralized Mtg. Obligations,
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                 158,302          161,765
                                                                    ------------
Total Mortgage-Backed Obligations
(Cost $13,800,980)                                                    13,797,089

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--48.5%
--------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%,
10/5/07 5,6                                              90,000           82,429
--------------------------------------------------------------------------------
Federal Home Loan Bank Unsec
Bonds, 3.125%, 11/15/06                               1,910,000        1,892,233
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
Unsec. Nts., 3.625%, 9/15/06 5                          430,000          429,286
--------------------------------------------------------------------------------
Federal National Mortgage Assn
Unsec. Nts.:
6%, 5/15/08                                             735,000          777,440
7.25%, 1/15/10 5,7                                    1,170,000        1,328,010
7.25%, 5/15/30 5                                         90,000          125,364
--------------------------------------------------------------------------------
Resolution Funding Corp. STRIPS:
5.22%, 1/15/21 5,6                                      825,000          412,553
6.23%, 7/15/05 6                                        489,000          488,398
--------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35                                           55,000           55,318
Series A, 6.79%, 5/23/12                                908,000        1,052,682


                       8 | GOVERNMENT SECURITIES PORTFOLIO

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS Continued
--------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.50%, 8/15/28                                       $   62,000     $    73,032
9.25%, 2/15/16 5                                      1,080,000       1,565,072
STRIPS, 4.41%, 2/15/16 5,6                              570,000         369,225
                                                                    ------------

Total U.S. Government Obligations
(Cost $8,512,806)                                                     8,651,042

--------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--1.3%
--------------------------------------------------------------------------------
Israel (State of) Aid Bonds, United
States Gtd., 5.50%, 12/4/23
(Cost $199,243)                                         200,000         224,740

--------------------------------------------------------------------------------
MONEY MARKET DEPOSIT--0.1%
--------------------------------------------------------------------------------
JPMorgan Chase, Nassau Branch, 2.716%,
7/1/05 (Cost $25,334)                                    25,334          25,334

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.2%
--------------------------------------------------------------------------------
Undivided interest of 1.13% in joint repurchase
agreement (Principal Amount/Value $50,624,000,
with a maturity value of $50,628,008) with Cantor
Fitzgerald & Co./Cantor Fitzgerald Securities, 2.85%,
dated 6/30/05, to be repurchased at $571,045 on
7/1/05, collateralized by U.S. Treasury Bonds,
9.125%--13.25%, 5/15/14--5/15/18, with a
value of $51,688,927 (Cost $571,000)                    571,000         571,000
--------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash
Collateral from Securities Loaned)
(Cost $24,470,656)                                                   24,627,581

--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--4.3%
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.3%
Undivided interest of 0.02% in joint repurchase
agreement (Principal Amount/Value $4,000,000,000,
with a maturity value of $4,000,386,667) with
Nomura Securities, 3.48%, dated 6/30/05, to be
repurchased at $764,067 on 7/1/05, collateralized
by U.S. Agency Mortgages, 0.00%--5.959%,
1/15/18--4/1/42, with a value of
$4,160,000,001 8 (Cost $763,993)                        763,993         763,993

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $25,234,649)                                        142.3%     25,391,574
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                           (42.3)     (7,553,198)
                                                       -------------------------
NET ASSETS                                                100.0%    $17,838,376
                                                       =========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. The aggregate value of illiquid securities as of June 30, 2005 was $302,195, which represents 1.69% of the Portfolio's net assets. See
Note 7 of Notes to Financial Statements.

2. Represents the current interest rate for a variable or increasing rate security.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $412,830 or 2.31% of the Portfolio's net assets as of June 30, 2005.

4. When-issued security or forward commitment to be delivered and settled after June 30, 2005. See Note 1 of Notes to Financial Statements.

5. Partial or fully-loaned security--See Note 8 of Notes to Financial
Statements.

6. Zero coupon bond reflects effective yield on the date of purchase.

7. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $39,726. See Note 5 of Notes to Financial Statements.

8. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       9 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2005
-----------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $3,590,058) (cost $25,234,649)--see accompanying
statement of investments                                                                                   $25,391,574
-----------------------------------------------------------------------------------------------------------------------
Collateral for securities loaned                                                                             2,894,556
-----------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                                          950
-----------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold on a when-issued or forward commitment                                                      1,809,437
Interest and principal paydowns                                                                                146,431
Futures margins                                                                                                  2,577
Shares of capital stock sold                                                                                       179
Other                                                                                                            3,885
                                                                                                           ------------
Total assets                                                                                                30,249,589

-----------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                   3,658,549
-----------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued or forward commitment basis                                           8,735,377
Shareholder communications                                                                                       4,527
Directors' compensation                                                                                          4,371
Transfer and shareholder servicing agent fees                                                                      861
Shares of capital stock redeemed                                                                                   226
Other                                                                                                            7,302
                                                                                                           ------------
Total liabilities                                                                                           12,411,213

-----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                 $17,838,376
                                                                                                           ============

-----------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                                       $    16,735
-----------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                  17,306,956
-----------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                              265,590
-----------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                                    71,969
-----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                                     177,126
                                                                                                           ------------
NET ASSETS--applicable to 16,735,000 shares of capital stock outstanding                                   $17,838,376
                                                                                                           ============

-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                                   $      1.07

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      10 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                             $  344,863
--------------------------------------------------------------------------------
Portfolio lending fees                                                    1,077
                                                                     -----------
Total investment income                                                 345,940

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                          46,696
--------------------------------------------------------------------------------
Accounting service fees                                                   7,500
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                               6,857
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                             5,028
--------------------------------------------------------------------------------
Directors' compensation                                                   2,355
--------------------------------------------------------------------------------
Shareholder communications                                                2,344
--------------------------------------------------------------------------------
Custodian fees and expenses                                                 259
--------------------------------------------------------------------------------
Other                                                                     1,283
                                                                     -----------
Total expenses                                                           72,322
Less reduction to custodian expenses                                       (259)
                                                                     -----------
Net expenses                                                             72,063

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   273,877

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                              46,085
Closing of futures contracts                                             62,783
Swap contracts                                                             (211)
                                                                     -----------
Net realized gain                                                       108,657
--------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                              56,020
Futures contracts                                                         4,530
Swap contracts                                                           (1,558)
                                                                     -----------
Net change in unrealized appreciation                                    58,992

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $  441,526
                                                                     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      11 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                         SIX MONTHS            YEAR
                                                                                                              ENDED           ENDED
                                                                                                      JUNE 30, 2005    DECEMBER 31,
                                                                                                        (UNAUDITED)            2004
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                  $    273,877    $    523,317
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                           108,657         941,577
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                                        58,992        (718,541)
                                                                                                       -----------------------------
Net increase in net assets resulting from operations                                                        441,526         746,353

------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                                       (580,801)       (685,809)
------------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                                       (623,960)       (400,683)

------------------------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital stock transactions                             498,435      (1,093,333)

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Total decrease                                                                                             (264,800)     (1,433,472)
------------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                      18,103,176      19,536,648
                                                                                                       -----------------------------
End of period (including accumulated net investment income of $265,590 and $572,514, respectively)     $ 17,838,376    $ 18,103,176
                                                                                                       =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      12 | GOVERNMENT SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   SIX MONTHS
                                                        ENDED                                                                YEAR
                                                     JUNE 30,                                                               ENDED
                                                         2005                                                        DECEMBER 31,
                                                  (UNAUDITED)         2004         2003          2002         2001           2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  1.12      $  1.14      $  1.16       $  1.11      $  1.10        $  1.05
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .02 1        .03 1        .04           .05          .04            .07
Net realized and unrealized gain (loss)                   .01          .01         (.01)          .06          .04            .05
                                                      ------------------------------------------------------------------------------
Total from investment operations                          .03          .04          .03           .11          .08            .12
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.04)        (.04)        (.05)         (.06)        (.07)          (.07)
Distributions from net realized gain                     (.04)        (.02)          --            --           --             --
                                                      ------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders     (.08)        (.06)        (.05)         (.06)        (.07)          (.07)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $  1.07      $  1.12      $  1.14       $  1.16      $  1.11        $  1.10
                                                      ==============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       2.43%        4.17%        2.58%        10.06%        7.23%         12.36%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $17,838      $18,103      $19,537       $21,946      $18,984        $18,904
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $17,935      $18,464      $20,743       $20,347      $18,805        $18,702
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    3.08%        2.83%        3.43%         4.42%        3.49%          6.07%
Total expenses                                           0.81% 4      0.85% 4      0.84% 4       0.77% 4      0.79% 4        0.74% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    49% 5        99% 5        43%           25%          19%            31%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. The portfolio turnover rate excludes purchases and of To Be Announced (TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS     SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 2005                $ 52,604,470          $ 51,475,895
Year Ended December 31, 2004                   121,615,587           127,136,434

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      13 | GOVERNMENT SECURITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Government Securities Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek a high level of current income with a high degree of safety of principal, by investing primarily (at least 80% of its net assets, plus borrowings for investment purposes, under normal market conditions) in U.S. government securities and U.S. government-related securities. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies. A majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Portfolio may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Portfolio maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2005, the Portfolio had purchased $8,735,377 of securities issued on a when-issued basis or forward commitment and sold $1,809,437 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Portfolio may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Portfolio records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on


                      14 | GOVERNMENT SECURITIES PORTFOLIO
investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Portfolio to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Director. The Portfolio purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.


                      15 | GOVERNMENT SECURITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Portfolio has authorized 160 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                                  SIX MONTHS ENDED JUNE 30, 2005        YEAR ENDED DECEMBER 31, 2004
                                                        SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------
Sold                                                    33,003       $    36,753           258,932       $   284,649
Dividends and/or distributions reinvested            1,158,423         1,204,761           987,719         1,086,492
Redeemed                                              (690,286)         (743,079)       (2,207,520)       (2,464,474)
                                                     ----------------------------------------------------------------
Net increase (decrease)                                501,140       $   498,435          (960,869)      $(1,093,333)
                                                     ================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended June 30, 2005, were $5,955,427 and $5,504,300, respectively. There were purchases of $2,745,833 and sales of $2,729,242 of U.S. government and government agency obligations for the six months ended June 30, 2005. In addition, there were purchases of $52,604,470 and sales of $51,475,895 of To Be Announced (TBA) mortgage-related securities for the six months ended June 30, 2005.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio which provides for a fee at an annual rate of 0.525% of the first $300 million of average daily net assets of the Portfolio, 0.50% of the next $100 million, and 0.45% of average daily net assets over $400 million.

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Portfolio pays the Manager a fee of $1,500 per year for preparing and filing the Portfolio's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the six months ended June 30, 2005, the Portfolio paid $5,000 to OFS for services to the Portfolio.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Portfolio is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Portfolio. This undertaking may be amended or withdrawn at any time.


                      16 | GOVERNMENT SECURITIES PORTFOLIO

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.

      The Portfolio generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2005, the Portfolio had outstanding futures contracts as follows:

                                                                                                UNREALIZED
                                      EXPIRATION         NUMBER OF       VALUATION AS OF      APPRECIATION
CONTRACT DESCRIPTION                       DATES         CONTRACTS         JUNE 30, 2005     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                          9/21/05                11            $1,306,250           $26,530
                                                                                                   --------

CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr                 9/30/05                 8             1,661,500              (568)
U.S. Treasury Nts., 5 yr                 9/21/05                22             2,395,594            (5,058)
U.S. Treasury Nts., 10 yr                9/21/05                 2               226,938            (1,653)
                                                                                                   --------
                                                                                                    (7,279)
                                                                                                   --------
                                                                                                   $19,251
                                                                                                   ========

--------------------------------------------------------------------------------
6. TOTAL RETURN SWAP CONTRACTS

The Portfolio may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Portfolio records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Portfolio at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).


                      17 | GOVERNMENT SECURITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. TOTAL RETURN SWAP CONTRACTS Continued

As of June 30, 2005, the Portfolio had entered into the following total return swap agreements:

                                                         PAID BY          RECEIVED BY
                                   NOTIONAL     THE PORTFOLIO AT     THE PORTFOLIO AT          TERMINATION        UNREALIZED
SWAP COUNTERPARTY                    AMOUNT        JUNE 30, 2005        JUNE 30, 2005                 DATE      APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
                                                 One-Month LIBOR
UBS AG                             $310,000          Minus 0.25%                 1.51%             12/1/05              $950

Index abbreviations are as follows:
LIBOR        London-Interbank Offered Rate

--------------------------------------------------------------------------------
7. ILLIQUID SECURITIES

As of June 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
8. SECURITIES LENDING

The Portfolio lends portfolio securities from time to time in order to earn additional income. In return, the Portfolio receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Portfolio on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Portfolio retains a portion of the interest earned from the collateral. The Portfolio also continues to receive interest or dividends paid on the securities loaned. As of June 30, 2005, the Portfolio had on loan securities valued at $3,590,058. Collateral of $3,658,549 was received for the loans, of which $763,993 was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
9. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.


                      18 | GOVERNMENT SECURITIES PORTFOLIO

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                      19 | GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      20 | GOVERNMENT SECURITIES PORTFOLIO

BOARD APPROVAL OF THE PORTFOLIO'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Directors (the "Board"), including a majority of the independent Directors, is required to determine whether to renew the Portfolio's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Portfolio services, fees, expenses and performance.

NATURE AND EXTENT OF SERVICES. In considering the renewal of the Portfolio's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Portfolio with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services and oversight of third party service providers and the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Portfolio's investments.

QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Portfolio. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Portfolio and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Portfolio's service agreements. The Board was aware that there are alternatives to retaining the Manager.

PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of the Portfolio's portfolio managers and the Manager's fixed-income investment team and analysts. The Portfolio has been managed by a portfolio management team comprised of Angelo Manioudakis, Benjamin Gord, Charles Moon, Geoffrey Caan and Antulio N. Bomfim. Messrs. Manioudakis, Gord and Moon have been portfolio managers of the Portfolio since April 2002 and Messrs. Caan and Bomfim have been portfolio managers of the Portfolio since 2003. Mr. Manioudakis is a Senior Vice President of the Manager and Messrs. Gord, Moon, Caan and Bomfim are each a Vice President of the Manager. Messrs. Manioudakis, Gord, Caan, Moon and Bomfim have each had between 10 and 15 years of experience managing fixed-income investments.

The Board reviewed information, prepared by the Manager and by the independent consultant, comparing the Portfolio's historical performance to relevant market indices and to the performance of other general U.S. government funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Portfolio and other funds at each Board meeting. The Board noted that the Portfolio's one-year, three- five- and ten-year performance were all better than its peer group average.

MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Portfolio. The independent consultant provided comparative data in regard to the fees and expenses of the Portfolio, other general U.S.


                      21 | GOVERNMENT SECURITIES PORTFOLIO

BOARD APPROVAL OF THE PORTFOLIO'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

government funds and other funds with comparable assets levels and distribution features. The Board noted that the Portfolio's actual management fees and its total expenses are higher than its peer group average. The Board determined to allow the Manager to provide recommendations for reduction of Portfolio expenses, and recognized that the Manager already waives a portion of the transfer agency fees for the Portfolio if those expenses exceed a certain amount for a class of shares. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Portfolio to the fees charged and services provided to other types of entities advised by the Manager.

PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Portfolio and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Portfolio and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Portfolio, including compensation paid to the Manager's affiliates.

ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Portfolio and the current level of Portfolio assets in relation to the Portfolio's breakpoint schedule for its management fees. The Board considered that the Portfolio has not experienced any recent asset growth and that, based on current asset levels, the Portfolio is not yet approaching its last management fee breakpoint.

CONCLUSIONS. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Portfolio and to the independent Directors. Portfolio counsel and the independent Directors' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, concluded that the nature, extent and quality of the services provided to the Portfolio by the Manager are a benefit to the Portfolio and in the best interest of the Portfolio's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the investment advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                      22 | GOVERNMENT SECURITIES PORTFOLIO

GROWTH PORTFOLIO     SEMIANNUAL REPORT     JUNE 30,2005
FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Portfolio, you incur two types of costs:
(1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Portfolio. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------
                   BEGINNING               ENDING                 EXPENSES
                   ACCOUNT                 ACCOUNT                PAID DURING
                   VALUE                   VALUE                  6 MONTHS ENDED
                   (1/1/05)                (6/30/05)              JUNE 30, 2005
--------------------------------------------------------------------------------
Actual             $1,000.00               $  999.30              $3.33
--------------------------------------------------------------------------------
Hypothetical        1,000.00                1,021.47               3.36

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended June 30, 2005 is as follows:

EXPENSE RATIO
-------------
    0.67%
--------------------------------------------------------------------------------


            5 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  June 30, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.1%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.4%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.1%
Autoliv, Inc.                                             1,200   $      52,560
--------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 1,2                      4,400          65,560
                                                                  --------------
                                                                        118,120

--------------------------------------------------------------------------------
AUTOMOBILES--0.3%
Ford Motor Co. 2                                         42,511         435,313
--------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Genuine Parts Co.                                         1,300          53,417
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.5%
CEC Entertainment, Inc. 1                                 1,250          52,613
--------------------------------------------------------------------------------
Choice Hotels International, Inc. 2                         400          26,280
--------------------------------------------------------------------------------
CKE Restaurants, Inc. 2                                     900          12,528
--------------------------------------------------------------------------------
Darden Restaurants, Inc.                                  2,900          95,642
--------------------------------------------------------------------------------
Hilton Hotels Corp.                                       2,600          62,010
--------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                     600          22,752
--------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                       4,000         272,880
--------------------------------------------------------------------------------
McDonald's Corp.                                         25,600         710,400
--------------------------------------------------------------------------------
MGM Mirage, Inc. 1,2                                     11,000         435,380
--------------------------------------------------------------------------------
Penn National Gaming, Inc. 1                              1,400          51,100
--------------------------------------------------------------------------------
Starbucks Corp. 1                                           300          15,498
--------------------------------------------------------------------------------
Starwood Hotels & Resorts
Worldwide, Inc.                                           4,000         234,280
--------------------------------------------------------------------------------
Wendy's International, Inc.                               1,200          57,180
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                         8,200         427,056
                                                                  --------------
                                                                      2,475,599

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.6%
Black & Decker Corp. 2                                      600          53,910
--------------------------------------------------------------------------------
Cavco Industries, Inc. 1,2                                  320           9,018
--------------------------------------------------------------------------------
Centex Corp.                                                800          56,536
--------------------------------------------------------------------------------
D.R. Horton, Inc.                                         9,167         344,758
--------------------------------------------------------------------------------
Furniture Brands International, Inc. 2                    1,300          28,093
--------------------------------------------------------------------------------
KB Home 2                                                 1,700         129,591
--------------------------------------------------------------------------------
MDC Holdings, Inc.                                          400          32,900
--------------------------------------------------------------------------------
NVR, Inc. 1,2                                               100          81,000
--------------------------------------------------------------------------------
Pulte Homes, Inc.                                           400          33,700
--------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                  1,400         106,218
--------------------------------------------------------------------------------
Standard Pacific Corp. 2                                    500          43,975
--------------------------------------------------------------------------------
Tempur-Pedic International, Inc. 1,2                        800          17,744
--------------------------------------------------------------------------------
Toll Brothers, Inc. 1                                       400          40,620
--------------------------------------------------------------------------------
Tupperware Corp. 2                                          800          18,696
                                                                  --------------
                                                                        996,759

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.1%
eBay, Inc. 1                                              4,000   $     132,040
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.0%
Action Performance Cos., Inc. 2                             800           7,056
--------------------------------------------------------------------------------
Marvel Enterprises, Inc. 1,2                              2,200          43,384
--------------------------------------------------------------------------------
Nautilus, Inc. 2                                          1,300          37,050
                                                                  --------------
                                                                         87,490

--------------------------------------------------------------------------------
MEDIA--1.9%
Arbitron, Inc.                                              300          12,870
--------------------------------------------------------------------------------
Catalina Marketing Corp. 2                                  600          15,246
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                   19,827         608,689
--------------------------------------------------------------------------------
Gannett Co., Inc.                                         1,000          71,130
--------------------------------------------------------------------------------
Getty Images, Inc. 1,2                                      300          22,278
--------------------------------------------------------------------------------
Liberty Media Corp., Cl. A                                5,300          54,007
--------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                              8,200         362,850
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                   8,200         132,676
--------------------------------------------------------------------------------
NTL, Inc. 1                                                 100           6,842
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                         700          55,902
--------------------------------------------------------------------------------
Pixar, Inc. 1,2                                             600          30,030
--------------------------------------------------------------------------------
R.H. Donnelley Corp. 1,2                                    200          12,396
--------------------------------------------------------------------------------
Time Warner, Inc. 1                                      44,700         746,937
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                      16,804         538,064
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                    15,700         395,326
                                                                  --------------
                                                                      3,065,243

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.3%
Dillard's, Inc., Cl. A 2                                  1,600          37,472
--------------------------------------------------------------------------------
Federated Department Stores, Inc.                         7,300         534,944
--------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                       9,800         515,284
--------------------------------------------------------------------------------
Nordstrom, Inc. 2                                         1,900         129,143
--------------------------------------------------------------------------------
Sears Holdings Corp. 1                                      196          29,375
--------------------------------------------------------------------------------
Target Corp.                                             15,700         854,237
                                                                  --------------
                                                                      2,100,455

--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.3%
Abercrombie & Fitch Co., Cl. A                            1,400          96,180
--------------------------------------------------------------------------------
Advance Auto Parts, Inc. 1,2                              1,200          77,460
--------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                           3,800         116,470
--------------------------------------------------------------------------------
AutoNation, Inc. 1                                        3,000          61,560
--------------------------------------------------------------------------------
Barnes & Noble, Inc. 1,2                                    200           7,760
--------------------------------------------------------------------------------
bebe stores, inc. 2                                         325           8,603
--------------------------------------------------------------------------------
Bed Bath & Beyond, Inc. 1                                 4,800         200,544
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                          400          27,420
--------------------------------------------------------------------------------
Blockbuster, Inc., Cl. B                                  4,651          39,906
--------------------------------------------------------------------------------
Borders Group, Inc.                                       1,400          35,434
--------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1,2                    800          37,336


            6 | GROWTH PORTFOLIO

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Circuit City Stores, Inc./
Circuit City Group 2                                      5,100   $      88,179
--------------------------------------------------------------------------------
Electronics Boutique Holdings Corp. 1,2                     800          50,792
--------------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A 2                            300           5,676
--------------------------------------------------------------------------------
Gap, Inc. (The)                                          11,300         223,175
--------------------------------------------------------------------------------
Home Depot, Inc.                                         34,700       1,349,830
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                         9,200         535,624
--------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The) 1,2                           1,350          46,481
--------------------------------------------------------------------------------
Michaels Stores, Inc. 2                                   2,800         115,836
--------------------------------------------------------------------------------
Movie Gallery, Inc. 2                                       800          21,144
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                        300           6,852
--------------------------------------------------------------------------------
Sherwin-Williams Co.                                      1,200          56,508
--------------------------------------------------------------------------------
Staples, Inc.                                             8,750         186,550
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                      7,500         182,625
--------------------------------------------------------------------------------
Too, Inc. 1,2                                             1,000          23,370
--------------------------------------------------------------------------------
Toys R Us, Inc. 1                                         4,100         108,568
--------------------------------------------------------------------------------
Weight Watchers International, Inc. 1,2                     400          20,644
--------------------------------------------------------------------------------
Zale Corp. 1,2                                            1,100          34,859
                                                                  --------------
                                                                      3,765,386

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Coach, Inc. 1                                             7,600         255,132
--------------------------------------------------------------------------------
Nike, Inc., Cl. B                                         1,600         138,560
--------------------------------------------------------------------------------
Timberland Co., Cl. A 1,2                                 2,800         108,416
--------------------------------------------------------------------------------
VF Corp.                                                    100           5,722
                                                                  --------------
                                                                        507,830

--------------------------------------------------------------------------------
CONSUMER STAPLES--8.7%
--------------------------------------------------------------------------------
BEVERAGES--2.2%
Anheuser-Busch Cos., Inc. 2                               5,600         256,200
--------------------------------------------------------------------------------
Brown-Forman Corp., Cl. B                                   200          12,092
--------------------------------------------------------------------------------
Coca-Cola Co. (The)                                      35,100       1,465,425
--------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The) 2                        4,100         117,301
--------------------------------------------------------------------------------
PepsiAmericas, Inc. 2                                       200           5,132
--------------------------------------------------------------------------------
PepsiCo, Inc.                                            33,120       1,786,162
                                                                  --------------
                                                                      3,642,312

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.7%
7-Eleven, Inc. 1,2                                          900          27,216
--------------------------------------------------------------------------------
Albertson's, Inc. 2                                       2,600          53,768
--------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. 1,2                               900          29,241
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                    2,700         121,014
--------------------------------------------------------------------------------
Kroger Co. (The) 1                                        1,000          19,030
--------------------------------------------------------------------------------
Longs Drug Stores, Inc. 2                                   700          30,135
--------------------------------------------------------------------------------
Safeway, Inc. 2                                           5,200         117,468
--------------------------------------------------------------------------------
SUPERVALU, Inc.                                           2,200          71,742
--------------------------------------------------------------------------------
Sysco Corp.                                               1,300          47,047

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING Continued
Wal-Mart Stores, Inc.                                    37,500   $   1,807,500
--------------------------------------------------------------------------------
Walgreen Co.                                             11,100         510,489
                                                                  --------------
                                                                      2,834,650

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
Archer-Daniels-Midland Co.                               24,600         525,948
--------------------------------------------------------------------------------
Campbell Soup Co. 2                                         400          12,308
--------------------------------------------------------------------------------
Chiquita Brands International, Inc. 2                     1,300          35,698
--------------------------------------------------------------------------------
Dean Foods Co. 1                                            500          17,620
--------------------------------------------------------------------------------
General Mills, Inc.                                       4,300         201,197
--------------------------------------------------------------------------------
Hershey Co. (The)                                         5,700         353,970
--------------------------------------------------------------------------------
Kellogg Co.                                                 500          22,220
--------------------------------------------------------------------------------
Pilgrim's Pride Corp., Cl. B 2                            1,900          64,847
--------------------------------------------------------------------------------
Sara Lee Corp.                                            7,500         148,575
--------------------------------------------------------------------------------
TreeHouse Foods, Inc. 1                                     100           2,851
                                                                  --------------
                                                                      1,385,234

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.5%
Clorox Co. (The)                                            200          11,144
--------------------------------------------------------------------------------
Colgate-Palmolive Co.                                     1,200          59,892
--------------------------------------------------------------------------------
Energizer Holdings, Inc. 1,2                              1,600          99,472
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                                      5,100         319,209
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                               37,200       1,962,300
--------------------------------------------------------------------------------
Spectrum Brands, Inc. 1                                     900          29,700
                                                                  --------------
                                                                      2,481,717

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.9%
Avon Products, Inc.                                       6,200         234,670
--------------------------------------------------------------------------------
Gillette Co.                                             25,400       1,286,002
                                                                  --------------
                                                                      1,520,672

--------------------------------------------------------------------------------
TOBACCO--1.5%
Altria Group, Inc.                                       31,400       2,030,324
--------------------------------------------------------------------------------
Loews Corp./Carolina Group                                  800          26,656
--------------------------------------------------------------------------------
Reynolds American, Inc.                                   3,900         307,320
                                                                  --------------
                                                                      2,364,300

--------------------------------------------------------------------------------
ENERGY--11.8%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.3%
Baker Hughes, Inc.                                          900          46,044
--------------------------------------------------------------------------------
Cal Dive International, Inc. 1,2                          1,200          62,844
--------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc. 2                         1,200          64,116
--------------------------------------------------------------------------------
Halliburton Co.                                           1,000          47,820
--------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                   1,600          75,072
--------------------------------------------------------------------------------
Precision Drilling Corp. 1                                1,600          63,062
--------------------------------------------------------------------------------
Todco, Cl. A 1                                              100           2,567
--------------------------------------------------------------------------------
Transocean, Inc. 1                                        1,800          97,146


            7 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Universal Compression Holdings, Inc. 1                      400   $      14,496
                                                                  --------------
                                                                        473,167

--------------------------------------------------------------------------------
OIL & GAS--11.5%
Amerada Hess Corp.                                        1,300         138,463
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                  7,800         640,770
--------------------------------------------------------------------------------
Apache Corp.                                              7,600         490,960
--------------------------------------------------------------------------------
Burlington Resources, Inc.                               12,400         684,976
--------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                           8,800         318,903
--------------------------------------------------------------------------------
Chesapeake Energy Corp. 2                                 3,000          68,400
--------------------------------------------------------------------------------
Chevron Corp.                                            45,088       2,521,321
--------------------------------------------------------------------------------
Comstock Resources, Inc. 1,2                              1,000          25,290
--------------------------------------------------------------------------------
ConocoPhillips                                           26,192       1,505,778
--------------------------------------------------------------------------------
CONSOL Energy, Inc. 2                                       800          42,864
--------------------------------------------------------------------------------
Devon Energy Corp.                                       14,300         724,724
--------------------------------------------------------------------------------
EOG Resources, Inc.                                       7,900         448,720
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                       117,676       6,762,840
--------------------------------------------------------------------------------
Frontier Oil Corp.                                        1,700          49,895
--------------------------------------------------------------------------------
General Maritime Corp. 2                                    100           4,240
--------------------------------------------------------------------------------
Holly Corp.                                                 500          23,335
--------------------------------------------------------------------------------
Houston Exploration Co. 1,2                                 500          26,525
--------------------------------------------------------------------------------
Kerr-McGee Corp.                                          4,918         375,293
--------------------------------------------------------------------------------
Kinder Morgan, Inc. 2                                     2,400         199,680
--------------------------------------------------------------------------------
Marathon Oil Corp.                                       10,500         560,385
--------------------------------------------------------------------------------
Newfield Exploration Co. 1                                2,400          95,736
--------------------------------------------------------------------------------
Noble Energy, Inc.                                          600          45,390
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                                9,100         700,063
--------------------------------------------------------------------------------
OMI Corp. 2                                                 900          17,109
--------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                        20,900         306,711
--------------------------------------------------------------------------------
Peabody Energy Corp. 2                                      300          15,612
--------------------------------------------------------------------------------
Premcor, Inc.                                             2,200         163,196
--------------------------------------------------------------------------------
Sunoco, Inc. 2                                            1,200         136,416
--------------------------------------------------------------------------------
Swift Energy Co. 1,2                                        700          25,074
--------------------------------------------------------------------------------
Talisman Energy, Inc.                                     8,500         318,438
--------------------------------------------------------------------------------
Tesoro Corp.                                              2,300         106,996
--------------------------------------------------------------------------------
Trilogy Energy Trust                                     11,400         166,645
--------------------------------------------------------------------------------
Unocal Corp.                                              8,900         578,945
--------------------------------------------------------------------------------
Valero Energy Corp.                                       2,900         229,419
--------------------------------------------------------------------------------
Vintage Petroleum, Inc.                                   1,800          54,846
--------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                15,700         298,300
                                                                   -------------
                                                                     18,872,258

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
FINANCIALS--23.7%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.3%
Bank of New York Co., Inc. (The)                         16,100   $     463,358
--------------------------------------------------------------------------------
Northern Trust Corp.                                      1,000          45,590
                                                                  --------------
                                                                        508,948

--------------------------------------------------------------------------------
COMMERCIAL BANKS--8.3%
AmSouth Bancorp                                           2,600          67,600
--------------------------------------------------------------------------------
Astoria Financial Corp. 2                                 2,450          69,752
--------------------------------------------------------------------------------
Bank of America Corp.                                    76,296       3,479,861
--------------------------------------------------------------------------------
BB&T Corp.                                                8,000         319,760
--------------------------------------------------------------------------------
Comerica, Inc.                                            4,400         254,320
--------------------------------------------------------------------------------
Compass Bancshares, Inc.                                    900          40,500
--------------------------------------------------------------------------------
Downey Financial Corp.                                      400          29,280
--------------------------------------------------------------------------------
Fifth Third Bancorp                                       3,700         152,477
--------------------------------------------------------------------------------
Golden West Financial Corp.                               3,600         231,768
--------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                     2,100          69,678
--------------------------------------------------------------------------------
Indymac Mortgage Holdings, Inc.                           2,200          89,606
--------------------------------------------------------------------------------
KeyCorp                                                  15,400         510,510
--------------------------------------------------------------------------------
M&T Bank Corp. 2                                          3,900         410,124
--------------------------------------------------------------------------------
Marshall & Ilsley Corp. 2                                 3,400         151,130
--------------------------------------------------------------------------------
National City Corp.                                      13,900         474,268
--------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                        7,700         419,342
--------------------------------------------------------------------------------
Regions Financial Corp. 2                                 7,263         246,070
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                      9,100         657,384
--------------------------------------------------------------------------------
SVB Financial Group 1,2                                     700          33,530
--------------------------------------------------------------------------------
Toronto-Dominion Bank (The)                                 987          44,030
--------------------------------------------------------------------------------
U.S. Bancorp                                             49,125       1,434,450
--------------------------------------------------------------------------------
UnionBanCal Corp. 2                                       2,200         147,224
--------------------------------------------------------------------------------
Wachovia Corp.                                           35,000       1,736,000
--------------------------------------------------------------------------------
Washington Mutual, Inc. 2                                16,100         655,109
--------------------------------------------------------------------------------
Wells Fargo & Co.                                        28,800       1,773,504
--------------------------------------------------------------------------------
Zions Bancorp 2                                           1,600         117,648
                                                                  --------------
                                                                     13,614,925

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.9%
Affiliated Managers Group, Inc. 1,2                         200          13,666
--------------------------------------------------------------------------------
American Capital Strategies Ltd. 2                        2,400          86,664
--------------------------------------------------------------------------------
American Express Co.                                     15,600         830,388
--------------------------------------------------------------------------------
AmeriCredit Corp. 1,2                                     3,900          99,450
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The) 2                           4,900         509,306
--------------------------------------------------------------------------------
Capital One Financial Corp.                               5,300         424,053
--------------------------------------------------------------------------------
CIT Group, Inc.                                           2,700         116,019
--------------------------------------------------------------------------------
Citigroup, Inc.                                          88,777       4,104,161
--------------------------------------------------------------------------------
Franklin Resources, Inc.                                  5,300         407,994
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                           4,700         479,494
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                     57,104       2,016,913


            8 | GROWTH PORTFOLIO

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Legg Mason, Inc. 2                                          150   $      15,617
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                            7,700         764,456
--------------------------------------------------------------------------------
MBNA Corp.                                               18,400         481,344
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                21,500       1,182,715
--------------------------------------------------------------------------------
Moody's Corp.                                             4,000         179,840
--------------------------------------------------------------------------------
Morgan Stanley                                           28,200       1,479,654
--------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                    12,100         506,990
--------------------------------------------------------------------------------
Providian Financial Corp. 1                               1,900          33,497
--------------------------------------------------------------------------------
Schwab (Charles) Corp.                                   40,000         451,200
--------------------------------------------------------------------------------
SLM Corp.                                                 6,200         314,960
                                                                  --------------
                                                                     14,498,381

--------------------------------------------------------------------------------
INSURANCE--4.8%
ACE Ltd.                                                  4,600         206,310
--------------------------------------------------------------------------------
AFLAC, Inc.                                               3,200         138,496
--------------------------------------------------------------------------------
Allstate Corp.                                           16,300         973,925
--------------------------------------------------------------------------------
American International Group, Inc.                       35,237       2,047,270
--------------------------------------------------------------------------------
AmerUs Group Co. 2                                        1,600          76,880
--------------------------------------------------------------------------------
Aon Corp. 2                                                 900          22,536
--------------------------------------------------------------------------------
Assurant, Inc. 2                                          1,800          64,980
--------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                        500          17,840
--------------------------------------------------------------------------------
Chubb Corp.                                               6,600         565,026
--------------------------------------------------------------------------------
Cincinnati Financial Corp.                                  255          10,088
--------------------------------------------------------------------------------
Fidelity National Financial, Inc.                         3,137         111,960
--------------------------------------------------------------------------------
First American Corp. (The)                                2,500         100,350
--------------------------------------------------------------------------------
Hartford Financial Services
Group, Inc. (The)                                         7,900         590,762
--------------------------------------------------------------------------------
HCC Insurance Holdings, Inc. 2                            1,200          45,444
--------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                     1,000          50,420
--------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                           900          53,433
--------------------------------------------------------------------------------
Loews Corp.                                               6,400         496,000
--------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                               4,500         124,650
--------------------------------------------------------------------------------
MBIA, Inc. 2                                                700          41,517
--------------------------------------------------------------------------------
MetLife, Inc.                                            13,100         588,714
--------------------------------------------------------------------------------
Old Republic International Corp. 2                        1,200          30,348
--------------------------------------------------------------------------------
Partnerre Holdings Ltd.                                     300          19,326
--------------------------------------------------------------------------------
Progressive Corp.                                         4,200         415,002
--------------------------------------------------------------------------------
Protective Life Corp. 2                                     600          25,332
--------------------------------------------------------------------------------
Prudential Financial, Inc.                                4,200         275,772
--------------------------------------------------------------------------------
Reinsurance Group of America, Inc. 2                        700          32,557
--------------------------------------------------------------------------------
Safeco Corp. 2                                            2,400         130,416
--------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                       7,800         308,334
--------------------------------------------------------------------------------
StanCorp Financial Group, Inc. 2                            800          61,264
--------------------------------------------------------------------------------
Torchmark Corp.                                             200          10,440
--------------------------------------------------------------------------------
XL Capital Ltd., Cl. A 2                                  1,300          96,746
                                                                  --------------
                                                                      7,732,138

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.4%
Countrywide Financial Corp.                              10,600   $     409,266
--------------------------------------------------------------------------------
Fannie Mae                                               17,800       1,039,520
--------------------------------------------------------------------------------
Freddie Mac                                              12,100         789,283
--------------------------------------------------------------------------------
Fremont General Corp. 2                                   1,200          29,196
--------------------------------------------------------------------------------
MGIC Investment Corp. 2                                     200          13,044
--------------------------------------------------------------------------------
PMI Group, Inc. (The) 2                                     600          23,388
--------------------------------------------------------------------------------
Radian Group, Inc.                                          100           4,722
                                                                  --------------
                                                                      2,308,419

--------------------------------------------------------------------------------
HEALTH CARE--13.3%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.2%
Amgen, Inc. 1                                            12,200         737,612
--------------------------------------------------------------------------------
Applera Corp./
Applied Biosystems Group                                  3,800          74,746
--------------------------------------------------------------------------------
Genentech, Inc. 1                                         5,500         441,540
--------------------------------------------------------------------------------
Invitrogen Corp. 1,2                                        500          41,645
--------------------------------------------------------------------------------
Wyeth                                                    13,500         600,750
                                                                  --------------
                                                                      1,896,293

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.3%
Bausch & Lomb, Inc.                                         200          16,600
--------------------------------------------------------------------------------
Baxter International, Inc.                                9,600         356,160
--------------------------------------------------------------------------------
Becton, Dickinson & Co.                                   9,000         472,230
--------------------------------------------------------------------------------
Boston Scientific Corp. 1                                 6,800         183,600
--------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1,2                              400          17,208
--------------------------------------------------------------------------------
Guidant Corp.                                             3,500         235,550
--------------------------------------------------------------------------------
Haemonetics Corp. 1,2                                       400          16,256
--------------------------------------------------------------------------------
Medtronic, Inc.                                          17,800         921,862
                                                                  --------------
                                                                      2,219,466

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.9%
Aetna, Inc.                                               4,900         405,818
--------------------------------------------------------------------------------
American Healthways, Inc. 1,2                               900          38,043
--------------------------------------------------------------------------------
AmerisourceBergen Corp. 2                                 1,000          69,150
--------------------------------------------------------------------------------
Beverly Enterprises, Inc. 1,2                               800          10,192
--------------------------------------------------------------------------------
Cardinal Health, Inc. 2                                   1,900         109,402
--------------------------------------------------------------------------------
Caremark Rx, Inc. 1,2                                     6,300         280,476
--------------------------------------------------------------------------------
CIGNA Corp.                                               5,100         545,853
--------------------------------------------------------------------------------
Community Health Systems, Inc. 1,2                          500          18,895
--------------------------------------------------------------------------------
Express Scripts, Inc. 1                                   1,400          69,972
--------------------------------------------------------------------------------
Genesis HealthCare Corp. 1,2                                500          23,140
--------------------------------------------------------------------------------
HCA, Inc.                                                10,300         583,701
--------------------------------------------------------------------------------
Health Net, Inc. 1,2                                      1,000          38,160
--------------------------------------------------------------------------------
Humana, Inc. 1                                            2,600         103,324
--------------------------------------------------------------------------------
Kindred Healthcare, Inc. 1,2                              1,100          43,571
--------------------------------------------------------------------------------
LCA-Vision, Inc. 2                                          950          46,037
--------------------------------------------------------------------------------
Lincare Holdings, Inc. 1,2                                1,400          57,176


            9 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
McKesson Corp.                                           10,400   $     465,816
--------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                            8,062         430,188
--------------------------------------------------------------------------------
PacifiCare Health Systems, Inc. 1,2                       1,200          85,740
--------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1,2                           400          29,416
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                   6,200         330,274
--------------------------------------------------------------------------------
Sierra Health Services, Inc. 1,2                          1,200          85,752
--------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1,2                             400          21,592
--------------------------------------------------------------------------------
Triad Hospitals, Inc. 1,2                                 1,000          54,640
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                 30,762       1,603,931
--------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B                      500          31,090
--------------------------------------------------------------------------------
WellChoice, Inc. 1                                          900          62,523
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                         9,800         682,472
                                                                  --------------
                                                                      6,326,344

--------------------------------------------------------------------------------
PHARMACEUTICALS--6.9%
Abbott Laboratories                                      22,400       1,097,824
--------------------------------------------------------------------------------
Allergan, Inc.                                            2,400         204,576
--------------------------------------------------------------------------------
Barr Pharmaceuticals, Inc. 1                              2,100         102,354
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co. 2                               19,000         474,620
--------------------------------------------------------------------------------
Eli Lilly & Co.                                           5,500         306,405
--------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                                 100           3,885
--------------------------------------------------------------------------------
Johnson & Johnson                                        55,918       3,634,670
--------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A 2                     1,100          34,903
--------------------------------------------------------------------------------
Merck & Co., Inc.                                        57,500       1,771,000
--------------------------------------------------------------------------------
Pfizer, Inc.                                            133,765       3,689,239
                                                                  --------------
                                                                     11,319,476

--------------------------------------------------------------------------------
INDUSTRIALS--9.9%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.7%
Boeing Co.                                               13,700         904,200
--------------------------------------------------------------------------------
General Dynamics Corp.                                    3,100         339,574
--------------------------------------------------------------------------------
Goodrich Corp.                                            1,700          69,632
--------------------------------------------------------------------------------
Honeywell International, Inc.                             7,600         278,388
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                     9,800         635,726
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                   11,100         613,275
--------------------------------------------------------------------------------
Precision Castparts Corp.                                 1,200          93,480
--------------------------------------------------------------------------------
Raytheon Co.                                              8,000         312,960
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                    1,600          76,288
--------------------------------------------------------------------------------
United Technologies Corp.                                20,000       1,027,000
                                                                   -------------
                                                                      4,350,523

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.3%
FedEx Corp.                                               5,100         413,151
--------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                        1,600         110,656
                                                                  --------------
                                                                        523,807

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
AIRLINES--0.0%
Alaska Air Group, Inc. 1,2                                1,000   $      29,750
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.4%
American Standard Cos., Inc.                              6,300         264,096
--------------------------------------------------------------------------------
Masco Corp.                                              12,500         397,000
--------------------------------------------------------------------------------
USG Corp. 1,2                                             1,300          55,250
                                                                  --------------
                                                                        716,346

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Apollo Group, Inc., Cl. A 1,2                               900          70,398
--------------------------------------------------------------------------------
Cendant Corp.                                               300           6,711
--------------------------------------------------------------------------------
Donnelley (R.R.) & Sons Co.                               1,200          41,412
--------------------------------------------------------------------------------
Dun & Bradstreet Corp. 1                                    100           6,165
--------------------------------------------------------------------------------
Equifax, Inc.                                             2,500          89,275
--------------------------------------------------------------------------------
PHH Corp. 1                                                 605          15,561
--------------------------------------------------------------------------------
Pitney Bowes, Inc.                                        1,300          56,615
--------------------------------------------------------------------------------
Republic Services, Inc.                                   2,000          72,020
--------------------------------------------------------------------------------
Waste Management, Inc.                                    6,100         172,874
                                                                  --------------
                                                                        531,031

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.0%
Washington Group International, Inc. 1,2                    600          30,672
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.3%
Cooper Industries Ltd., Cl. A                               200          12,780
--------------------------------------------------------------------------------
Emerson Electric Co.                                      4,600         288,098
--------------------------------------------------------------------------------
Rockwell Automation, Inc.                                 2,000          97,420
--------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                      400          11,296
                                                                  --------------
                                                                        409,594

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.3%
3M Co.                                                   17,700       1,279,710
--------------------------------------------------------------------------------
General Electric Co.                                    155,700       5,395,005
--------------------------------------------------------------------------------
Textron, Inc.                                             5,700         432,345
                                                                  --------------
                                                                      7,107,060

--------------------------------------------------------------------------------
MACHINERY--0.9%
Caterpillar, Inc.                                         6,300         600,453
--------------------------------------------------------------------------------
Deere & Co.                                                 800          52,392
--------------------------------------------------------------------------------
Flowserve Corp. 1,2                                         500          15,130
--------------------------------------------------------------------------------
Harsco Corp. 2                                              500          27,275
--------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                   100           7,968
--------------------------------------------------------------------------------
Ingersoll-Rand Co., Cl. A                                 3,700         263,995
--------------------------------------------------------------------------------
ITT Industries, Inc.                                        100           9,763
--------------------------------------------------------------------------------
Joy Global, Inc.                                          1,000          33,590
--------------------------------------------------------------------------------
Mueller Industries, Inc. 2                                  500          13,550
--------------------------------------------------------------------------------
Oshkosh Truck Corp. 2                                       200          15,656
--------------------------------------------------------------------------------
Paccar, Inc.                                              3,450         234,600
--------------------------------------------------------------------------------
Terex Corp. 1                                             1,000          39,400


            10 | GROWTH PORTFOLIO

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY Continued
Toro Co. (The) 2                                          2,000   $      77,220
--------------------------------------------------------------------------------
Wabash National Corp.                                       200           4,846
                                                                  --------------
                                                                      1,395,838

--------------------------------------------------------------------------------
ROAD & RAIL--0.7%
Burlington Northern Santa Fe Corp.                       10,900         513,172
--------------------------------------------------------------------------------
CNF Transportation, Inc. 2                                1,400          62,860
--------------------------------------------------------------------------------
CSX Corp.                                                 3,100         132,246
--------------------------------------------------------------------------------
Laidlaw International, Inc. 1,2                           1,900          45,790
--------------------------------------------------------------------------------
Norfolk Southern Corp.                                    6,700         207,432
--------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1,2                        1,700          39,593
--------------------------------------------------------------------------------
Yellow Roadway Corp. 1                                    1,626          82,601
                                                                  --------------
                                                                      1,083,694

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
GATX Corp. 2                                              1,000          34,500
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--13.8%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.1%
ADTRAN, Inc. 2                                            1,600          39,664
--------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1,2                  9,900          38,412
--------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                   109,000       2,082,990
--------------------------------------------------------------------------------
Motorola, Inc.                                           37,000         675,620
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                           20,300         670,103
                                                                  --------------
                                                                      3,506,789

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.2%
Apple Computer, Inc. 1                                   21,900         806,139
--------------------------------------------------------------------------------
Dell, Inc. 1                                             57,500       2,271,825
--------------------------------------------------------------------------------
EMC Corp. 1                                              25,400         348,234
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                      32,400         761,724
--------------------------------------------------------------------------------
Hutchinson Technology, Inc. 1,2                             200           7,702
--------------------------------------------------------------------------------
International Business Machines Corp.                    30,100       2,233,420
--------------------------------------------------------------------------------
NCR Corp. 1                                               3,700         129,944
--------------------------------------------------------------------------------
Storage Technology Corp. 1                                2,400          87,096
--------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                                 31,200         116,376
--------------------------------------------------------------------------------
Western Digital Corp. 1,2                                 7,800         104,676
                                                                  --------------
                                                                      6,867,136

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
Agilent Technologies, Inc. 1                              2,700          62,154
--------------------------------------------------------------------------------
Amphenol Corp., Cl. A                                     2,700         108,459
--------------------------------------------------------------------------------
Jabil Circuit, Inc. 1                                     2,300          70,679
                                                                  --------------
                                                                        241,292

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.3%
EarthLink, Inc. 1,2                                       5,200   $      45,032
--------------------------------------------------------------------------------
Internet Security Systems, Inc. 1                         1,500          30,435
--------------------------------------------------------------------------------
United Online, Inc. 2                                     4,550          49,413
--------------------------------------------------------------------------------
Websense, Inc. 1,2                                          800          38,440
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                            7,500         259,875
                                                                  --------------
                                                                        423,195

--------------------------------------------------------------------------------
IT SERVICES--0.4%
Automatic Data Processing, Inc.                           4,000         167,880
--------------------------------------------------------------------------------
CheckFree Corp. 1,2                                         100           3,406
--------------------------------------------------------------------------------
Electronic Data Systems Corp. 2                          10,600         204,050
--------------------------------------------------------------------------------
First Data Corp.                                          4,500         180,630
--------------------------------------------------------------------------------
Fiserv, Inc. 1,2                                          1,300          55,835
--------------------------------------------------------------------------------
Global Payments, Inc. 2                                     200          13,560
                                                                  --------------
                                                                        625,361

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.1%
Analog Devices, Inc.                                        100           3,731
--------------------------------------------------------------------------------
Applied Materials, Inc.                                  12,500         202,250
--------------------------------------------------------------------------------
ATMI, Inc. 1,2                                              200           5,802
--------------------------------------------------------------------------------
Cymer, Inc. 1,2                                             300           7,905
--------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. B 1,2                  3,213          68,051
--------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1,2                    3,600          38,700
--------------------------------------------------------------------------------
Intel Corp.                                             137,500       3,583,250
--------------------------------------------------------------------------------
Lam Research Corp. 1,2                                      600          17,364
--------------------------------------------------------------------------------
Linear Technology Corp. 2                                 1,400          51,366
--------------------------------------------------------------------------------
Micrel, Inc. 1,2                                          1,800          20,736
--------------------------------------------------------------------------------
National Semiconductor Corp.                              2,500          55,075
--------------------------------------------------------------------------------
NVIDIA Corp. 1,2                                            200           5,344
--------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                         2,100          28,539
--------------------------------------------------------------------------------
Photronics, Inc. 1,2                                        700          16,338
--------------------------------------------------------------------------------
Texas Instruments, Inc.                                  32,500         912,275
--------------------------------------------------------------------------------
Varian Semiconductor Equipment
Associates, Inc. 1,2                                        800          29,600
                                                                  --------------
                                                                      5,046,326

--------------------------------------------------------------------------------
SOFTWARE--3.6%
Adobe Systems, Inc.                                         600          17,172
--------------------------------------------------------------------------------
Autodesk, Inc.                                            2,000          68,740
--------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1,2                          2,100          28,686
--------------------------------------------------------------------------------
McAfee, Inc. 1                                            2,600          68,068
--------------------------------------------------------------------------------
Microsoft Corp.                                         164,300       4,081,207
--------------------------------------------------------------------------------
Oracle Corp. 1                                          101,500       1,339,800
--------------------------------------------------------------------------------
Synopsys, Inc. 1,2                                        5,800          96,686
--------------------------------------------------------------------------------
Veritas Software Corp. 1                                  4,300         104,920
                                                                  --------------
                                                                      5,805,279


            11 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
MATERIALS--2.8%
--------------------------------------------------------------------------------
CHEMICALS--2.2%
Agrium, Inc.                                              2,500   $      49,025
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                            3,600         217,080
--------------------------------------------------------------------------------
Dow Chemical Co.                                         16,400         730,292
--------------------------------------------------------------------------------
E.I. DuPont de Nemours & Co.                             25,500       1,096,755
--------------------------------------------------------------------------------
Eastman Chemical Co.                                      2,000         110,300
--------------------------------------------------------------------------------
Engelhard Corp. 2                                         1,200          34,260
--------------------------------------------------------------------------------
FMC Corp. 1,2                                             1,200          67,368
--------------------------------------------------------------------------------
Monsanto Co.                                              7,500         471,525
--------------------------------------------------------------------------------
PPG Industries, Inc.                                      5,700         357,732
--------------------------------------------------------------------------------
Praxair, Inc.                                             1,900          88,540
--------------------------------------------------------------------------------
Rohm & Haas Co.                                           7,800         361,452
--------------------------------------------------------------------------------
Scotts Miracle-Gro Co. (The), Cl. A 1                       100           7,121
--------------------------------------------------------------------------------
Valspar Corp. (The)                                         200           9,658
                                                                  --------------
                                                                      3,601,108

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Eagle Materials, Inc. 2                                     200          18,518
--------------------------------------------------------------------------------
Eagle Materials, Inc., Cl. B 2                              923          83,522
--------------------------------------------------------------------------------
Lafarge North America, Inc. 2                               200          12,488
--------------------------------------------------------------------------------
Martin Marietta Materials, Inc. 2                           800          55,296
--------------------------------------------------------------------------------
Vulcan Materials Co. 2                                      200          12,998
                                                                  --------------
                                                                        182,822

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Crown Holdings, Inc. 1                                    3,000          42,690
--------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                    4,500         112,725
                                                                  --------------
                                                                        155,415

--------------------------------------------------------------------------------
METALS & MINING--0.2%
Alcoa, Inc.                                               2,100          54,873
--------------------------------------------------------------------------------
Carpenter Technology Corp.                                  800          41,440
--------------------------------------------------------------------------------
Commercial Metals Co.                                       200           4,764
--------------------------------------------------------------------------------
Nucor Corp.                                               1,400          63,868
--------------------------------------------------------------------------------
Phelps Dodge Corp.                                        1,200         111,000
--------------------------------------------------------------------------------
Quanex Corp.                                                700          37,107
--------------------------------------------------------------------------------
Reliance Steel & Aluminum Co. 2                             700          25,949
--------------------------------------------------------------------------------
Southern Peru Copper Corp.                                  100           4,284
                                                                  --------------
                                                                        343,285

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
Georgia-Pacific Corp.                                       700          22,260
--------------------------------------------------------------------------------
International Paper Co.                                   1,100          33,231
--------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                   2,600          63,908
--------------------------------------------------------------------------------
Potlatch Corp.                                              600          31,398
--------------------------------------------------------------------------------
Weyerhaeuser Co.                                          1,200          76,380
                                                                  --------------
                                                                        227,177

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.3%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.4%
Alltel Corp.                                              3,500   $     217,980
--------------------------------------------------------------------------------
BellSouth Corp.                                          23,700         629,709
--------------------------------------------------------------------------------
CenturyTel, Inc. 2                                        3,500         121,205
--------------------------------------------------------------------------------
SBC Communications, Inc.                                 31,800         755,250
--------------------------------------------------------------------------------
Sprint Corp.                                              5,400         135,486
--------------------------------------------------------------------------------
Verizon Communications, Inc.                             60,000       2,073,000
                                                                  --------------
                                                                      3,932,630

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.9%
AT&T Corp.                                               21,900         416,976
--------------------------------------------------------------------------------
Nextel Communications, Inc., Cl. A 1                     32,100       1,037,151
--------------------------------------------------------------------------------
Telephone & Data Systems, Inc.,
Special Shares                                              100           3,834
                                                                  --------------
                                                                      1,457,961

--------------------------------------------------------------------------------
UTILITIES--3.4%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.2%
American Electric Power Co., Inc. 2                      12,900         475,623
--------------------------------------------------------------------------------
Cinergy Corp.                                               900          40,338
--------------------------------------------------------------------------------
CMS Energy Corp. 1,2                                      2,200          33,132
--------------------------------------------------------------------------------
Constellation Energy Group, Inc.                          2,900         167,301
--------------------------------------------------------------------------------
Dominion Resources, Inc.                                  4,800         352,272
--------------------------------------------------------------------------------
Duke Energy Corp.                                        16,500         490,545
--------------------------------------------------------------------------------
Edison International, Inc.                               13,100         531,205
--------------------------------------------------------------------------------
Entergy Corp.                                             4,100         309,755
--------------------------------------------------------------------------------
Exelon Corp.                                             13,600         698,088
--------------------------------------------------------------------------------
FirstEnergy Corp.                                         3,600         173,196
--------------------------------------------------------------------------------
FPL Group, Inc.                                           8,600         361,716
--------------------------------------------------------------------------------
NRG Energy, Inc. 1,2                                      1,500          56,400
--------------------------------------------------------------------------------
PG&E Corp.                                               11,800         442,972
--------------------------------------------------------------------------------
PPL Corp.                                                 2,100         124,698
--------------------------------------------------------------------------------
Progress Energy, Inc.                                       800          36,192
--------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                     6,500         395,330
--------------------------------------------------------------------------------
Southern Co. 2                                            3,600         124,812
--------------------------------------------------------------------------------
TXU Corp. 2                                               5,000         415,450
--------------------------------------------------------------------------------
Wisconsin Energy Corp. 2                                    300          11,700
                                                                  --------------
                                                                      5,240,725

--------------------------------------------------------------------------------
GAS UTILITIES--0.2%
Atmos Energy Corp.                                        2,100          60,480
--------------------------------------------------------------------------------
ONEOK, Inc. 2                                             1,200          39,180
--------------------------------------------------------------------------------
Sempra Energy                                             5,800         239,598
                                                                  --------------
                                                                        339,258


            12 | GROWTH PORTFOLIO

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.0%
Energy East Corp.                                           700   $      20,286
                                                                  --------------
Total Common Stocks (Cost $152,727,195)                             161,965,212

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Wachovia Corp., Dividend Equalization
Preferred Shares 1,3 (Cost $0)                            2,000              10

                                                      PRINCIPAL
                                                         AMOUNT
--------------------------------------------------------------------------------
MONEY MARKET DEPOSIT--0.0%
--------------------------------------------------------------------------------
JPMorgan Chase, Nassau Branch, 2.716%,
7/1/05 (Cost $75,328)                              $     75,328          75,328

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.7%
--------------------------------------------------------------------------------
Undivided interest of 2.17% in joint
repurchase agreement (Principal Amount/Value
$50,624,000, with a maturity value of
$50,628,008) with Cantor Fitzgerald &
Co./Cantor Fitzgerald Securities, 2.85%,
dated 6/30/05, to be repurchased at
$1,100,087 on 7/1/05, collateralized by U.S.
Treasury Bonds, 9.125%--13.25%,
5/15/14--5/15/18, with a value of $51,688,927
(Cost $1,100,000)                                     1,100,000       1,100,000
--------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash
Collateral from Securities Loaned)
(Cost $153,902,523)                                                 163,140,550

--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--6.6%
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--6.6%
Undivided interest of 0.13% in joint
repurchase agreement (Principal Amount/Value
$4,000,000,000, with a maturity value of
$4,000,385,278) with Nomura Securities,
3.4675%, dated 6/30/05, to be repurchased at
$5,000,482 on 7/1/05, collateralized by U.S.
Agency Mortgages, 0.00%--5.959%,
1/15/18--4/1/42, with a value
of $4,160,000,001 4                                   5,000,000       5,000,000

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS Continued
Undivided interest of 0.15% in joint
repurchase agreement (Principal Amount/Value
$4,000,000,000, with a maturity value of
$4,000,386,667) with Nomura Securities,
3.48%, dated 6/30/05, to be repurchased at
$5,880,251 on 7/1/05, collateralized by U.S.
Agency Mortgages, 0.00%--5.959%,
1/15/18--4/1/42, with a value
of $4,160,000,001 4                                $  5,879,683   $   5,879,683
                                                                  --------------
Total Investments Purchased with
Cash Collateral from Securities Loaned
(Cost $10,879,683)                                                   10,879,683

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $164,782,206)                                       106.4%    174,020,233
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                            (6.4)    (10,524,461)
                                                   -----------------------------
NET ASSETS                                                100.0%  $ 163,495,772
                                                   =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security--See Note 7 of Notes to Financial
Statements.

3. Illiquid security. The aggregate value of illiquid securities as of June 30, 2005 was $10, which represents less than 0.005% of the Portfolio's net assets. See Note 6 of Notes to Financial Statements.

4. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            13 | GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2005
-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $10,644,209)
(cost $164,782,206)--see accompanying statement of investments                        $    174,020,233
-------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                               499,065
Interest and dividends                                                                         194,401
Shares of capital stock sold                                                                     2,940
Other                                                                                            5,639
                                                                                      -----------------
Total assets                                                                               174,722,278

-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                  10,879,683
-------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                          194,707
Shares of capital stock redeemed                                                               129,202
Directors' compensation                                                                          5,795
Shareholder communications                                                                       4,628
Transfer and shareholder servicing agent fees                                                      861
Other                                                                                           11,630
                                                                                      -----------------
Total liabilities                                                                           11,226,506

-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                            $    163,495,772
                                                                                      =================

-------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                  $         88,565
-------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 239,583,611
-------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                            1,024,756
-------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions             (86,439,218)
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
 liabilities denominated in foreign currencies                                               9,238,058
                                                                                      -----------------
NET ASSETS--applicable to 88,565,557 shares of capital stock outstanding              $    163,495,772
                                                                                      =================

-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE              $           1.85

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            14 | GROWTH PORTFOLIO

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2005
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $1,308)                                $      1,570,094
-------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                          11,955
-------------------------------------------------------------------------------------------------------
Interest                                                                                         8,889
                                                                                      -----------------
Total investment income                                                                      1,590,938

-------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------
Management fees                                                                                522,026
-------------------------------------------------------------------------------------------------------
Accounting service fees                                                                          7,500
-------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                    5,028
-------------------------------------------------------------------------------------------------------
Directors' compensation                                                                          3,512
-------------------------------------------------------------------------------------------------------
Shareholder communications                                                                       3,348
-------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                      1,003
-------------------------------------------------------------------------------------------------------
Other                                                                                           17,715
                                                                                      -----------------
Total expenses                                                                                 560,132
Less reduction to custodian expenses                                                              (156)
                                                                                      -----------------
Net expenses                                                                                   559,976

-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                        1,030,962

-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                                  2,884,884
Foreign currency transactions                                                                   20,023
                                                                                      -----------------
Net realized gain                                                                            2,904,907
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                 (4,941,779)
Translation of assets and liabilities denominated in foreign currencies                        (33,067)
                                                                                      -----------------
Net change in unrealized appreciation                                                       (4,974,846)

-------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $     (1,038,977)
                                                                                      =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            15 | GROWTH PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                          SIX MONTHS               YEAR
                                                                                               ENDED              ENDED
                                                                                       JUNE 30, 2005       DECEMBER 31,
                                                                                         (UNAUDITED)               2004
------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 $    1,030,962     $    2,489,494
------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                          2,904,907         22,598,187
------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                     (4,974,846)        (8,798,956)
                                                                                      ----------------------------------
Net increase (decrease) in net assets resulting from operations                           (1,038,977)        16,288,725

------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                      (2,627,028)        (1,953,565)

------------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from capital stock transactions                     (11,914,644)       (22,405,815)

------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------
Total decrease                                                                           (15,580,649)        (8,070,655)
------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                      179,076,421        187,147,076
                                                                                      ----------------------------------
End of period (including accumulated net investment income of $1,024,756 and
 $2,620,822, respectively)                                                            $  163,495,772     $  179,076,421
                                                                                      ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            16 | GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                   YEAR
                                                    ENDED                                                                  ENDED
                                            JUNE 30, 2005                                                           DECEMBER 31,
                                              (UNAUDITED)          2004          2003          2002          2001           2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $       1.88     $    1.74     $    1.39     $    1.73     $    1.96     $     2.99
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .01 1         .02 1         .02           .02           .02            .03
Net realized and unrealized gain (loss)              (.01)          .14           .35          (.34)         (.23)          (.35)
                                             --------------------------------------------------------------------------------------
Total from investment operations                       --           .16           .37          (.32)         (.21)          (.32)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
  shareholders:
Dividends from net investment income                 (.03)         (.02)         (.02)         (.02)         (.02)          (.05)
Distributions from net realized gain                   --            --            --            --            --           (.66)
                                             --------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (.03)         (.02)         (.02)         (.02)         (.02)          (.71)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $       1.85     $    1.88     $    1.74     $    1.39     $    1.73     $     1.96
                                             ======================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  (0.07)%        9.20%        26.81%       (18.97)%      (10.61)%       (12.66)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $    163,496     $ 179,076     $ 187,147     $ 165,493     $ 242,575     $  333,211
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $    168,347     $ 179,018     $ 170,217     $ 203,660     $ 273,890     $  460,272
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                1.23%         1.39%         1.17%         0.96%         0.75%          0.78%
Total expenses                                       0.67% 4       0.66% 4       0.67% 4       0.68% 4       0.64% 4        0.59% 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                43%           78%           86%           88%           76%           118%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            17 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Growth Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek high total return. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies. A majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


            18 | GROWTH PORTFOLIO

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

      As of June 30, 2005, the Portfolio had available for federal income tax purposes an estimated capital loss carryforward of $82,885,052. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2005, it is estimated that the Portfolio will utilize $2,904,907 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2004, the Portfolio utilized $20,716,065 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of December 31, 2004, the Portfolio had available for federal income tax purposes unused capital loss carryforwards as follows:

           EXPIRING
           ------------------------------
           2008             $  12,182,871
           2009                38,285,188
           2010                28,419,014
           2011                 6,902,886
                            -------------
           Total            $  85,789,959
                            =============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Director. The Portfolio purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts at a rate equal to the


            19 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Portfolio has authorized 510 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                                 SIX MONTHS ENDED JUNE 30, 2005       YEAR ENDED DECEMBER 31, 2004
                                                       SHARES            AMOUNT           SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------------------
Sold                                                  480,626    $      882,758        1,366,755    $    2,401,090
Dividends and/or distributions reinvested           1,420,014         2,627,028        1,116,323         1,953,565
Redeemed                                           (8,402,470)      (15,424,430)     (15,194,087)      (26,760,470)
                                                 ------------------------------------------------------------------
Net decrease                                       (6,501,830)   $  (11,914,644)     (12,711,009)   $  (22,405,815)
                                                 ==================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2005, were $71,430,300 and $84,920,883, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio which provides for a fee at an annual rate of 0.625% of the first $300 million of average daily net assets of the Portfolio, 0.50% of the next $100 million, and 0.45% of average daily net assets over $400 million.

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Portfolio pays the Manager a fee of $1,500 per year for preparing and filing the Portfolio's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the six months ended June 30, 2005, the Portfolio paid $5,000 to OFS for services to the Portfolio.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Portfolio is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Portfolio. This undertaking may be amended or withdrawn at any time.


            20 | GROWTH PORTFOLIO

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Portfolio may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Portfolio include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Portfolio may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of June 30, 2005, the Portfolio had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of June 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Portfolio lends portfolio securities from time to time in order to earn additional income. In return, the Portfolio receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Portfolio on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Portfolio retains a portion of the interest earned from the collateral. The Portfolio also continues to receive interest or dividends paid on the securities loaned. As of June 30, 2005, the Portfolio had on loan securities valued at $10,644,209. Collateral of $10,879,683 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005, and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the


            21 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. LITIGATION Continued

Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


            22 | GROWTH PORTFOLIO

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


            23 | GROWTH PORTFOLIO

BOARD APPROVAL OF THE PORTFOLIO'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Directors (the "Board"), including a majority of the independent Directors, is required to determine whether to renew the Portfolio's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Portfolio services, fees, expenses and performance.

NATURE AND EXTENT OF SERVICES. In considering the renewal of the Portfolio's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Portfolio with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Portfolio's investments.

QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Portfolio. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Portfolio and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Portfolio's service agreements. The Board was aware that there are alternatives to retaining the Manager.

PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Nikolaos D. Monoyios and Marc Reinganum and the Manager's Equity Growth investment team and analysts. The Portfolio's portfolio is managed by Nikolaos D. Monoyios and Marc Reinganum who have been primarily responsible for the day-to-day management of the Portfolio's investments since April 1998 and October 2003, respectively. Mr. Monoyios is a Certified Financial Analyst and has been a Senior Vice President of the Manager since October 2003. He is an officer of other portfolios in the OppenheimerFunds complex. Mr. Reinganum is a Vice President of the Portfolio and a Vice President of the Manager and an officer and portfolio manager of other Oppenheimer funds. Mr. Monoyios has had over 27 years of experience and Mr. Reinganum has had over 25 years of experience managing equity investments.

The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Portfolio's historical performance to relevant market indices and to the performance of other large-cap core funds including both funds advised by the Manager and funds advised by other investment advisers. The Board also receives and reviews comparative performance information regarding the Portfolio and other funds at each Board meeting. The Board noted that the Portfolio's five-year and ten-year performance was below its peer group average. However, its one-year and three-year performance was better than its peer group average.

MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Portfolio. The independent consultant provided comparative data in regard to the fees and expenses of the Portfolio, other large-cap core


            24 | GROWTH PORTFOLIO
funds and other funds with comparable asset levels and distribution features. The Board noted that the Portfolio's management fees and its total expenses are lower than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Portfolio to the fees charged and services provided to other types of entities advised by the Manager.

PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Portfolio and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Portfolio and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Portfolio, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Portfolio and the current level of Portfolio assets in relation to the Portfolio's breakpoint schedule for its management fees. The Board considered that the Portfolio has not experienced any recent asset growth and that, based on current asset levels, the Portfolio is not yet approaching its last management fee breakpoint.

CONCLUSIONS. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Portfolio and to the independent Directors. Portfolio counsel and the independent Directors' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, concluded that the nature, extent and quality of the services provided to the Portfolio by the Manager are a benefit to the Portfolio and in the best interest of the Portfolio's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


            25 | GROWTH PORTFOLIO

OPPENHEIMER INTERNATIONAL GROWTH FUND/VA     SEMIANNUAL REPORT     JUNE 30,2005
FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                    BEGINNING      ENDING         EXPENSES
                                    ACCOUNT        ACCOUNT        PAID DURING
                                    VALUE          VALUE          6 MONTHS ENDED
                                    (1/1/05)       (6/30/05)      JUNE 30, 2005
--------------------------------------------------------------------------------
Non-Service shares Actual           $ 1,000.00     $   977.70     $5.26
--------------------------------------------------------------------------------
Non-Service shares Hypothetical       1,000.00       1,019.49      5.37
--------------------------------------------------------------------------------
Service shares Actual                 1,000.00         984.20      6.86
--------------------------------------------------------------------------------
Service shares Hypothetical           1,000.00       1,017.90      6.98

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2005 are as follows:

CLASS                   EXPENSE RATIOS
--------------------------------------
Non-Service shares           1.07%
--------------------------------------
Service shares               1.39

--------------------------------------------------------------------------------


                 5 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                           VALUE
                                                            SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--96.5%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.3%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.7%
Continental AG                                              27,640   $ 1,987,349
--------------------------------------------------------------------------------
AUTOMOBILES--2.0%
Honda Motor Co.                                             11,697       576,887
--------------------------------------------------------------------------------
Porsche AG, Preferred                                          935       700,773
--------------------------------------------------------------------------------
Toyota Motor Corp.                                          30,200     1,081,003
                                                                     -----------
                                                                       2,358,663

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.5%
Carnival Corp.                                              18,100       987,355
--------------------------------------------------------------------------------
William Hill plc                                            86,960       836,749
                                                                     -----------
                                                                       1,824,104

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.9%
Daito Trust Construction Co. Ltd.                           17,703       662,406
--------------------------------------------------------------------------------
Groupe SEB SA                                                4,452       463,065
--------------------------------------------------------------------------------
Koninklijke (Royal) Philips
Electronics NV                                              24,000       603,513
--------------------------------------------------------------------------------
Sony Corp.                                                  16,300       561,410
                                                                     -----------
                                                                       2,290,394

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--2.1%
Great Universal Stores (The) plc                            33,600       528,219
--------------------------------------------------------------------------------
GS Home Shopping, Inc.                                      12,389       890,179
--------------------------------------------------------------------------------
Next plc                                                    38,200     1,028,832
                                                                     -----------
                                                                       2,447,230

--------------------------------------------------------------------------------
MEDIA--4.7%
British Sky Broadcasting Group plc                          22,431       212,000
--------------------------------------------------------------------------------
Gestevision Telecinco SA                                    14,475       337,445
--------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                            15,300       949,977
--------------------------------------------------------------------------------
Mediaset SpA                                                71,200       839,228
--------------------------------------------------------------------------------
News Corp., Cl. B                                           17,392       296,081
--------------------------------------------------------------------------------
Publishing & Broadcasting Ltd.                              29,264       330,018
--------------------------------------------------------------------------------
Societe Television Francaise 1                              18,940       501,652
--------------------------------------------------------------------------------
Sogecable SA 1                                               5,300       188,502
--------------------------------------------------------------------------------
Vivendi Universal SA                                        26,760       838,024
--------------------------------------------------------------------------------
Zee Telefilms Ltd.                                         284,500     1,018,245
--------------------------------------------------------------------------------
                                                                       5,511,172
                                                                     -----------

--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.2%
Hennes & Mauritz AB, B Shares                               55,100     1,939,681
--------------------------------------------------------------------------------
Industria de Diseno Textil SA 1                             12,200       314,176
--------------------------------------------------------------------------------
New Dixons Group plc                                       102,790       288,251
                                                                     -----------
                                                                       2,542,108

                                                                           VALUE
                                                            SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.2%
Compagnie Financiere Richemont AG,
A Shares                                                    19,150   $   641,898
--------------------------------------------------------------------------------
Luxottica Group SpA                                         62,900     1,303,915
--------------------------------------------------------------------------------
LVMH Moet Hennessey Louis Vuitton                            4,200       323,382
--------------------------------------------------------------------------------
Puma AG                                                      1,272       315,098
                                                                     -----------
                                                                       2,584,293

--------------------------------------------------------------------------------
CONSUMER STAPLES--5.4%
--------------------------------------------------------------------------------
BEVERAGES--2.3%
Foster's Group Ltd.                                        112,506       455,902
--------------------------------------------------------------------------------
Heineken NV                                                 29,600       911,912
--------------------------------------------------------------------------------
Pernod-Ricard SA                                             8,560     1,367,379
                                                                     -----------
                                                                       2,735,193

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.7%
Carrefour SA                                                 4,720       227,769
--------------------------------------------------------------------------------
William Morrison Supermarkets plc                           78,410       260,134
--------------------------------------------------------------------------------
Woolworths Ltd.                                             28,764       360,181
                                                                     -----------
                                                                         848,084

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.6%
Cadbury Schweppes plc                                       66,230       630,468
--------------------------------------------------------------------------------
Nestle SA                                                    2,470       632,197
--------------------------------------------------------------------------------
Unilever plc                                                63,900       614,155
                                                                     -----------
                                                                       1,876,820

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.8%
L'Oreal SA                                                  13,020       935,132
--------------------------------------------------------------------------------
ENERGY--6.5%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.3%
ABB Ltd. 1                                                  86,619       564,412
--------------------------------------------------------------------------------
Technip SA                                                  45,520     2,113,110
                                                                     -----------
                                                                       2,677,522

--------------------------------------------------------------------------------
OIL & GAS--4.2%
BG Group plc                                               102,430       839,437
--------------------------------------------------------------------------------
BP plc, ADR                                                 25,100     1,565,738
--------------------------------------------------------------------------------
Neste Oil Oyj 1                                             11,125       288,108
--------------------------------------------------------------------------------
Total SA, B Shares                                           8,390     1,964,796
--------------------------------------------------------------------------------
Tsakos Energy Navigation Ltd.                                8,600       333,422
                                                                     -----------
                                                                       4,991,501

--------------------------------------------------------------------------------
FINANCIALS--19.0%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.9%
Credit Suisse Group                                         14,057       551,498
--------------------------------------------------------------------------------
UBS AG                                                       7,114       555,131
                                                                     -----------
                                                                       1,106,629


                  6 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

                                                                           VALUE
                                                            SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS--9.9%
ABN Amro Holding NV                                          9,700   $   238,879
--------------------------------------------------------------------------------
Anglo Irish Bank Corp.                                     188,832     2,342,290
--------------------------------------------------------------------------------
Bayerische Hypo-Und Vereinsbank 1                           12,205       317,554
--------------------------------------------------------------------------------
Commerzbank AG                                              26,510       574,748
--------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                              57,425     1,254,736
--------------------------------------------------------------------------------
Joyo Bank Ltd. (The)                                       182,000       889,406
--------------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.                         263     2,220,073
--------------------------------------------------------------------------------
National Australia Bank Ltd.                                15,500       363,163
--------------------------------------------------------------------------------
Royal Bank of Scotland Group
plc (The)                                                   73,337     2,208,462
--------------------------------------------------------------------------------
Societe Generale, Cl. A                                     12,270     1,242,874
                                                                     -----------
                                                                      11,652,185

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.6%
Mediobanca SpA                                              37,600       702,335
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.6%
3i Group plc                                                94,640     1,149,659
--------------------------------------------------------------------------------
Collins Stewart Tullett plc                                208,165     1,658,461
--------------------------------------------------------------------------------
MLP AG                                                      15,913       298,487
                                                                     -----------
                                                                       3,106,607

--------------------------------------------------------------------------------
INSURANCE--2.3%
Alleanza Assicurazioni SpA                                  45,200       491,197
--------------------------------------------------------------------------------
Allianz AG                                                   7,533       864,373
--------------------------------------------------------------------------------
AMP Ltd.                                                   217,376     1,065,219
--------------------------------------------------------------------------------
Skandia Forsakrings AB                                      58,800       322,909
                                                                     -----------
                                                                       2,743,698

--------------------------------------------------------------------------------
REAL ESTATE--2.2%
Solidere, GDR 1,2                                           82,820     1,159,480
--------------------------------------------------------------------------------
Solidere, GDR 1                                             19,680       275,520
--------------------------------------------------------------------------------
Sumitomo Realty &
Development Co. Ltd.                                        98,000     1,091,768
                                                                     -----------
                                                                       2,526,768

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.5%
Housing Development Finance
Corp. Ltd.                                                  30,000       609,971
--------------------------------------------------------------------------------
HEALTH CARE--12.5%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.3%
Art Advanced Research
Technologies, Inc. 1                                        42,800        33,536
--------------------------------------------------------------------------------
Essilor International SA                                    13,300       905,992
--------------------------------------------------------------------------------
Ortivus AB, Cl. B 1                                         80,000       283,672
--------------------------------------------------------------------------------
Synthes, Inc.                                                4,967       545,343
--------------------------------------------------------------------------------
Terumo Corp.                                                31,900       916,300
--------------------------------------------------------------------------------
William Demant Holding AS 1                                 24,200     1,204,665
                                                                     -----------
                                                                       3,889,508

                                                                           VALUE
                                                            SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.6%
Nicox SA 1                                                 148,670   $   688,314
--------------------------------------------------------------------------------
PHARMACEUTICALS--8.6%
Astellas Pharma, Inc.                                       12,000       410,062
--------------------------------------------------------------------------------
AstraZeneca plc                                              4,680       193,781
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                         15,662       377,886
--------------------------------------------------------------------------------
H. Lundbeck AS                                              11,300       284,466
--------------------------------------------------------------------------------
NeuroSearch AS 1                                            26,500     1,248,142
--------------------------------------------------------------------------------
Novogen Ltd. 1                                             705,800     2,530,792
--------------------------------------------------------------------------------
Roche Holdings AG                                            9,633     1,214,812
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                           19,685     1,611,591
--------------------------------------------------------------------------------
Schering AG                                                  8,153       500,484
--------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                         22,000       282,381
--------------------------------------------------------------------------------
SkyePharma plc 1                                           373,660       369,744
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                              13,000       644,667
--------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.,
Sponsored ADR                                               16,200       504,468
                                                                     -----------
                                                                      10,173,276

--------------------------------------------------------------------------------
INDUSTRIALS--10.3%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.8%
Empresa Brasileira de
Aeronautica SA, Preference                                 259,126     2,129,864
--------------------------------------------------------------------------------
AIRLINES--0.8%
easyJet plc 1                                              213,296       931,031
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.1%
BTG plc 1                                                  243,744       716,213
--------------------------------------------------------------------------------
Capita Group plc                                           149,300       980,771
--------------------------------------------------------------------------------
Prosegur Compania de Seguridad SA                           23,200       490,200
--------------------------------------------------------------------------------
Randstad Holding NV                                          8,400       289,074
                                                                     -----------
                                                                       2,476,258

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.4%
Koninklijke Boskalis Westminster NV                          8,097       316,006
--------------------------------------------------------------------------------
Leighton Holdings Ltd.                                      62,185       541,843
--------------------------------------------------------------------------------
Vinci SA                                                     9,620       800,949
                                                                     -----------
                                                                       1,658,798

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.6%
Ushio, Inc.                                                 44,000       779,619
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.5%
Aalberts Industries NV                                      41,478     1,902,384
--------------------------------------------------------------------------------
Siemens AG                                                  15,094     1,098,394
                                                                     -----------
                                                                       3,000,778

--------------------------------------------------------------------------------
MACHINERY--0.5%
Hyundai Heavy Industries Co. Ltd.                           10,883       543,789
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.6%
Bunzl plc 1                                                 73,430       685,450


                  7 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--15.7%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.1%
Nokia Oyj                                                 58,400    $    971,886
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson,
B Shares                                                 825,900       2,638,498
                                                                    ------------
                                                                       3,610,384

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.6%
Logitech International SA 1                               22,490         723,050
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--6.4%
Electrocomponents plc                                    106,390         456,448
--------------------------------------------------------------------------------
Hoya Corp.                                                 8,600         987,956
--------------------------------------------------------------------------------
Keyence Corp.                                              4,200         935,003
--------------------------------------------------------------------------------
NEOMAX Co. Ltd.                                           41,058         902,193
--------------------------------------------------------------------------------
Nidec Corp.                                                9,600       1,010,905
--------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                            76,000       1,138,597
--------------------------------------------------------------------------------
Omron Corp.                                               24,686         544,200
--------------------------------------------------------------------------------
Tandberg ASA                                             153,400       1,643,328
                                                                    ------------
                                                                       7,618,630

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.4%
Yahoo Japan Corp.                                            206         430,285
--------------------------------------------------------------------------------
IT SERVICES--1.6%
Infosys Technologies Ltd.                                 29,022       1,573,864
--------------------------------------------------------------------------------
United Internet AG                                        10,067         285,296
                                                                    ------------
                                                                       1,859,160

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.4%
Canon, Inc.                                               28,000       1,466,620
--------------------------------------------------------------------------------
Konica Minolta Holdings, Inc.                             23,000         213,568
                                                                    ------------
                                                                       1,680,188

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.1%
ASM International NV 1                                    46,600         740,940
--------------------------------------------------------------------------------
Samsung Electronics Co.                                    1,100         521,172
                                                                    ------------
                                                                       1,262,112

--------------------------------------------------------------------------------
SOFTWARE--1.1%
Autonomy Corp. plc 1                                     108,238         448,868
--------------------------------------------------------------------------------
Business Objects SA 1                                     12,880         340,061
--------------------------------------------------------------------------------
Enix Corp.                                                 7,700         234,659
--------------------------------------------------------------------------------
UbiSoft Entertainment SA                                   6,325         316,043
                                                                    ------------
                                                                       1,339,631

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
MATERIALS--4.5%
--------------------------------------------------------------------------------
CHEMICALS--1.8%
Filtrona plc 1                                            47,205    $    205,522
--------------------------------------------------------------------------------
Nufarm Ltd.                                               79,244         640,311
--------------------------------------------------------------------------------
Sika AG 1                                                  1,089         679,403
--------------------------------------------------------------------------------
Syngenta AG                                                5,718         585,673
                                                                    ------------
                                                                       2,110,909

--------------------------------------------------------------------------------
METALS & MINING--2.7%
Companhia Vale do Rio Doce,
Sponsored ADR                                             47,000       1,193,800
--------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                             12,900       1,158,395
--------------------------------------------------------------------------------
Rio Tinto plc                                             28,720         874,415
                                                                    ------------
                                                                       3,226,610

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.7%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.7%
KDDI Corp.                                                   266       1,230,349
--------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                                  14,430         294,372
--------------------------------------------------------------------------------
Vodafone Group plc                                     1,180,811       2,877,292
                                                                    ------------
                                                                       4,402,013

--------------------------------------------------------------------------------
UTILITIES--0.6%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
Fortum Oyj                                                44,500         713,538
                                                                    ------------
Total Common Stocks (Cost $87,294,181)                               113,990,953


                                                       PRINCIPAL
                                                          AMOUNT
--------------------------------------------------------------------------------
MONEY MARKET DEPOSIT--2.7%
--------------------------------------------------------------------------------
JPMorgan Chase, Nassau Branch, 2.716%,
7/1/05 (Cost $3,252,657)                             $ 3,252,657       3,252,657

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.1%
--------------------------------------------------------------------------------
Undivided interest of 0.05% in joint repurchase
agreement (Principal Amount/Value $193,040,000,
with a maturity value of $193,055,711) with DB
Alex Brown LLC, 2.93%, dated 6/30/05, to be
repurchased at $94,008 on 7/1/05, collateralized
by U.S. Treasury Bonds, 8.125%--9%,
11/15/18--8/15/21 with a value of
$196,993,905 (Cost $94,000)                               94,000          94,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $90,640,838)                                          99.3%    117,337,610
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                              0.7         816,801
                                                     ---------------------------
NET ASSETS                                                 100.0%   $118,154,411
                                                     ===========================


                 8 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $1,159,480 or 0.98% of the Fund's net assets as of June 30, 2005.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                        VALUE                PERCENT
-----------------------------------------------------------------------
United Kingdom                     $  20,937,986                   17.9%
Japan                                 19,210,317                   16.4
France                                14,640,133                   12.5
Germany                                6,942,556                    5.9
Switzerland                            6,693,417                    5.7
Australia                              6,287,429                    5.4
Sweden                                 5,184,760                    4.4
The Netherlands                        5,002,708                    4.3
United States                          4,630,093                    4.0
India                                  4,456,816                    3.8
Italy                                  3,336,675                    2.8
Brazil                                 3,323,664                    2.8
Denmark                                2,737,273                    2.3
Ireland                                2,342,290                    2.0
Korea, Republic of South               2,249,512                    1.9
Norway                                 1,976,750                    1.7
Finland                                1,973,532                    1.7
Lebanon                                1,435,000                    1.2
Spain                                  1,330,323                    1.1
South Africa                           1,158,395                    1.0
Mexico                                   949,977                    0.8
Israel                                   504,468                    0.4
Canada                                    33,536                    0.0
                                   ------------------------------------
Total                              $ 117,337,610                  100.0%
                                   ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  9 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2005
-------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------
Investments, at value (cost $90,640,838)--see accompanying statement of investments                   $ 117,337,610
-------------------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $500)                                                                            498
-------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                            994,030
Interest and dividends                                                                                      219,386
Shares of capital stock sold                                                                                 70,055
Other                                                                                                         5,876
                                                                                                      -------------
Total assets                                                                                            118,627,455

-------------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                       303,092
Shares of capital stock redeemed                                                                            131,206
Shareholder communications                                                                                    8,358
Distribution and service plan fees                                                                            8,031
Directors' compensation                                                                                       6,034
Transfer and shareholder servicing agent fees                                                                 1,750
Other                                                                                                        14,573
                                                                                                      -------------
Total liabilities                                                                                           473,044

-------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                            $ 118,154,411
                                                                                                      =============

-------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                                  $      93,047
-------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                              135,166,365
-------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                            (837,169)
-------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                          (42,961,921)
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities denominated in
foreign currencies                                                                                       26,694,089
                                                                                                      -------------
NET ASSETS                                                                                            $ 118,154,411
                                                                                                      =============

-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of
$105,346,570 and 83,284,387 shares of capital stock outstanding)                                      $        1.26
-------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of
$12,807,841 and 9,761,882 shares of capital stock outstanding)                                        $        1.31

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 10 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2005
--------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $176,649)                  $ 1,527,592
--------------------------------------------------------------------------------------
Interest                                                                       59,337
                                                                          ------------
Total investment income                                                     1,586,929

--------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------
Management fees                                                               597,265
--------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                             16,178
--------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                              5,111
Service shares                                                                  5,038
--------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                              3,946
Service shares                                                                    476
--------------------------------------------------------------------------------------
Custodian fees and expenses                                                    19,072
--------------------------------------------------------------------------------------
Directors' compensation                                                         3,245
--------------------------------------------------------------------------------------
Other                                                                          11,830
                                                                          ------------
Total expenses                                                                662,161
Less reduction to custodian expenses                                             (298)
                                                                          ------------
Net expenses                                                                  661,863

--------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                         925,066

--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                 3,730,689
Foreign currency transactions                                               1,323,338
                                                                          ------------
Net realized gain                                                           5,054,027
--------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                   999,034
Translation of assets and liabilities denominated in foreign currencies    (8,878,864)
                                                                          ------------
Net change in unrealized appreciation                                      (7,879,830)

--------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $(1,900,737)
                                                                          ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 11 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                      SIX MONTHS             YEAR
                                                                                                           ENDED            ENDED
                                                                                                   JUNE 30, 2005     DECEMBER 31,
                                                                                                     (UNAUDITED)             2004
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                              $     925,066    $     647,858
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                      5,054,027        2,016,305
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                                 (7,879,830)      15,430,245
                                                                                                   -------------------------------
Net increase (decrease) in net assets resulting from operations                                       (1,900,737)      18,094,408

----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                                      (967,917)      (1,405,673)
Service shares                                                                                           (95,115)        (111,488)

----------------------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital stock transactions:
Non-Service shares                                                                                    (2,711,122)       3,594,655
Service shares                                                                                           467,915        5,579,673

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                                             (5,206,976)      25,751,575
----------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                  123,361,387       97,609,812
                                                                                                   -------------------------------
End of period (including accumulated net investment loss of $837,169 and $699,203, respectively)   $ 118,154,411    $ 123,361,387
                                                                                                   ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 12 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                   ENDED                                                                    YEAR
                                                JUNE 30,                                                                   ENDED
                                                    2005                                                            DECEMBER 31,
NON-SERVICE SHARES                           (UNAUDITED)         2004         2003         2002           2001              2000
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $   1.30      $   1.12      $  0.76      $  1.07       $   1.74          $   2.30
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                        .01 1         .01 1         -- 2        .01            .01                -- 2
Net realized and unrealized gain (loss)            (.04)          .19          .37         (.31)          (.39)             (.11)
                                               ------------------------------------------------------------------------------------
Total from investment operations                   (.03)          .20          .37         (.30)          (.38)             (.11)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income               (.01)         (.02)        (.01)        (.01)            -- 2            (.03)
Distributions from net realized gain                 --            --           --           --           (.29)             (.42)
                                               ------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (.01)         (.02)        (.01)        (.01)          (.29)             (.45)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $   1.26      $   1.30      $  1.12      $  0.76       $   1.07          $   1.74
                                               ====================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                (2.23)%       17.86%       50.13%      (28.51)%       (24.31)%           (9.43)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $105,346      $110,679      $92,027      $62,091       $ 99,831          $144,901
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $107,365      $ 96,388      $70,042      $83,511       $117,814          $162,028
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                              1.58%         0.64%        0.37%        1.17%          0.69%             0.24%
Total expenses                                     1.07% 5       1.08% 5      1.12% 5      1.12% 5        1.05% 5           1.17% 5
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              16%           30%          71%          40%            44%               72%


1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 13 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                         SIX MONTHS                                                    YEAR
                                                              ENDED                                                    ENDED
                                                      JUNE 30, 2005                                             DECEMBER 31,
SERVICE SHARES                                          (UNAUDITED)          2004          2003        2002           2001 1
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  1.34       $  1.16        $ 0.81     $  1.08          $  1.22
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                    .01 2          -- 2,3       .01         .01               -- 3
Net realized and unrealized gain (loss)                        (.03)          .20           .35        (.27)            (.14)
                                                            ------------------------------------------------------------------
Total from investment operations                               (.02)          .20           .36        (.26)            (.14)
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.01)         (.02)         (.01)       (.01)              --
Distributions from net realized gain                             --            --            --          --               --
                                                            ------------------------------------------------------------------
Total dividends and/or distributions to shareholders           (.01)         (.02)         (.01)       (.01)              --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  1.31       $  1.34        $ 1.16     $  0.81          $  1.08
                                                            ==================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                            (1.58)%       17.15%        45.53%     (24.51)%         (11.48)%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                    $12,808       $12,682        $5,583     $   910          $   103
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                           $13,050       $ 9,071        $2,205     $   603          $    36
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                   1.28%         0.37%         0.03%      (0.03)%           0.28%
Total expenses                                                 1.39%         1.34%         1.36%       1.41%            1.20%
Expenses after payments and waivers and
reduction to custodian expenses                                 N/A 6         N/A 6         N/A 6      1.34%             N/A 6
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          16%           30%           71%         40%              44%

1. For the period from March 19, 2001 (inception of offering) to December 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Reduction to custodian expenses less than 0.01%.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 14 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Growth Fund/VA (the Fund) is a series of Panorama Series Fund, Inc. (the Company), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth of capital by investing under normal circumstances, at least 90% of its total assets in equity securities of companies wherever located, the primary stock market of which is outside the United States. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are sold only to separate accounts of life insurance companies. A majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor.

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding


                 15 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $42,141,176. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2005, it is estimated that the Fund will utilize $5,054,027 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2004, the Fund utilized $1,649,468 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of December 31, 2004, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

               EXPIRING
               --------------------------
               2009           $14,880,581
               2010            12,564,594
               2011            19,750,028
                              -----------
               Total          $47,195,203
                              ===========

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the


                 16 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 180 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                               SIX MONTHS ENDED JUNE 30, 2005     YEAR ENDED DECEMBER 31, 2004
                                                        SHARES         AMOUNT           SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                                 4,761,479    $  6,041,709      15,850,324    $ 17,947,088
Dividends and/or distributions reinvested              733,270         967,917       1,277,885       1,405,673
Redeemed                                            (7,643,986)     (9,720,748)    (13,971,244)    (15,758,106)
                                                   ------------------------------------------------------------
Net increase (decrease)                             (2,149,237)   $ (2,711,122)      3,156,965    $  3,594,655
                                                   ============================================================

--------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                                 2,562,967    $  3,408,139       7,869,095    $  9,330,160
Dividends and/or distributions reinvested               69,427          95,115          96,945         111,488
Redeemed                                            (2,310,650)     (3,035,339)     (3,333,307)     (3,861,975)
                                                   ------------------------------------------------------------
Net increase                                           321,744    $    467,915       4,632,733    $  5,579,673
                                                   ============================================================


                 17 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2005, were $18,735,699 and $21,197,204, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.00% of the first $250 million of average daily net assets of the Fund and 0.90% of average daily net assets in excess of $250 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2005, the Fund paid $10,084 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class per annum for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of June 30, 2005, the Fund had no outstanding foreign currency contracts.


                 18 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                 19 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                 20 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Directors (the "Board"), including a majority of the independent Directors, is required to determine whether to renew the Fund's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board was aware that there are alternatives to retaining the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of George R. Evans and the Manager's global investment team and analysts. Mr. Evans has been the person primarily responsible for the day-to-day management of the Fund since October 1999. He has been Vice President of the Manager since October 1993 and Director of International Equities of the Manager since July 2004 and is an officer of other portfolios in the OppenheimerFunds complex. Mr. Evans has had over 17 years of experience managing equity investments.

      The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other international growth, international multi-cap growth, international small/mid-cap growth and international large-cap growth funds including both funds advised by the Manager and funds advised by other investment advisers. The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's three-year performance was slightly below its peer group average. However, its one-year and ten-year performance was better than its peer group average and its five-year performance was close to its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other international growth, international multi-cap growth, international small/mid-cap growth and international large-cap growth funds and other funds with comparable asset levels and distribution features. The Board noted that although the Fund's


                 21 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

management fees are higher than its peer group average, the Fund's total expenses are lower than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the Fund has recently experienced modest asset growth and that, based on current asset levels, the Fund is not yet approaching its last management fee breakpoint.

      CONCLUSIONS. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Directors. Fund counsel and the independent Directors' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                 22 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

TOTAL RETURN PORTFOLIO     SEMIANNUAL REPORT     JUNE 30,2005
FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Portfolio, you incur two types of costs:
(1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Portfolio. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------
                        BEGINNING            ENDING               EXPENSES
                        ACCOUNT              ACCOUNT              PAID DURING
                        VALUE                VALUE                6 MONTHS ENDED
                        (1/1/05)             (6/30/05)            JUNE 30, 2005
--------------------------------------------------------------------------------
Actual                  $1,000.00            $1,009.50            $3.29
--------------------------------------------------------------------------------
Hypothetical             1,000.00             1,021.52             3.31

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended June 30, 2005 is as follows:

EXPENSE RATIO
-------------
    0.66%
--------------------------------------------------------------------------------


                           5 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  June 30, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--60.2%
--------------------------------------------------------------------------------
Consumer Discretionary--7.7%
--------------------------------------------------------------------------------
AUTOMOBILES--0.4%
Ford Motor Co.                                          116,700   $   1,195,008
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--3.1%
Centex Corp.                                             42,100       2,975,207
--------------------------------------------------------------------------------
KB Home                                                   7,700         586,971
--------------------------------------------------------------------------------
Leggett & Platt, Inc.                                   103,600       2,753,688
--------------------------------------------------------------------------------
Stanley Works (The)                                      49,800       2,267,892
                                                                  --------------
                                                                      8,583,758

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.9%
Brunswick Corp.                                          58,000       2,512,560
--------------------------------------------------------------------------------
MEDIA--1.8%
Comcast Corp., Cl. A 1                                   35,300       1,083,710
--------------------------------------------------------------------------------
Time Warner, Inc. 1                                     109,600       1,831,416
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                      49,800       1,594,596
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                    17,800         448,204
                                                                  --------------
                                                                      4,957,926

--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.1%
Limited Brands, Inc.                                    146,800       3,144,456
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Liz Claiborne, Inc.                                      24,800         986,048
--------------------------------------------------------------------------------
CONSUMER STAPLES--4.3%
--------------------------------------------------------------------------------
FOOD PRODUCTS--2.1%
Heinz (H.J.) Co.                                        101,500       3,595,130
--------------------------------------------------------------------------------
McCormick & Co., Inc., Non-Vtg.                          20,300         663,404
--------------------------------------------------------------------------------
Sara Lee Corp.                                           86,600       1,715,546
                                                                  --------------
                                                                      5,974,080

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.2%
Clorox Co. (The)                                         10,200         568,344
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.7%
Alberto-Culver Co., Cl. B                                72,800       3,154,424
--------------------------------------------------------------------------------
Avon Products, Inc.                                      38,900       1,472,365
                                                                  --------------
                                                                      4,626,789

--------------------------------------------------------------------------------
TOBACCO--0.3%
Altria Group, Inc.                                       12,900         834,114
--------------------------------------------------------------------------------
ENERGY--5.3%
--------------------------------------------------------------------------------
OIL & GAS--5.3%
Apache Corp.                                             23,900       1,543,940
--------------------------------------------------------------------------------
Chevron Corp.                                            95,500       5,340,360
--------------------------------------------------------------------------------
ConocoPhillips                                           86,800       4,990,132
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                        22,900       1,316,063
--------------------------------------------------------------------------------
Marathon Oil Corp.                                       18,400         982,008
--------------------------------------------------------------------------------
Valero Energy Corp.                                       6,400         506,304
                                                                  --------------
                                                                     14,678,807

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
FINANCIALS--16.6%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--6.1%
Bank of America Corp.                                   137,600   $   6,275,936
--------------------------------------------------------------------------------
North Fork Bancorporation, Inc.                          84,500       2,373,605
--------------------------------------------------------------------------------
U.S. Bancorp                                            110,700       3,232,440
--------------------------------------------------------------------------------
Wachovia Corp.                                          103,100       5,113,760
                                                                  --------------
                                                                     16,995,741

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.4%
Citigroup, Inc.                                         140,100       6,476,823
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                          23,400       2,387,268
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                     40,500       1,430,460
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                           30,000       2,978,400
--------------------------------------------------------------------------------
MBNA Corp.                                              184,500       4,826,520
--------------------------------------------------------------------------------
Morgan Stanley                                           50,100       2,628,747
                                                                  --------------
                                                                     20,728,218

--------------------------------------------------------------------------------
INSURANCE--2.9%
ACE Ltd.                                                 54,900       2,462,265
--------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                              26,400       1,841,664
--------------------------------------------------------------------------------
American International Group, Inc.                       54,900       3,189,690
--------------------------------------------------------------------------------
Chubb Corp.                                               7,000         599,270
                                                                  --------------
                                                                      8,092,889

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.2%
Countrywide Financial Corp.                              11,300         436,293
--------------------------------------------------------------------------------
HEALTH CARE--7.6%
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.9%
AmerisourceBergen Corp.                                  26,100       1,804,815
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                    35,600       2,049,848
--------------------------------------------------------------------------------
Caremark Rx, Inc. 1                                      86,900       3,868,788
--------------------------------------------------------------------------------
Express Scripts, Inc. 1                                  76,200       3,808,476
--------------------------------------------------------------------------------
McKesson Corp.                                           74,100       3,318,939
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                 28,400       1,480,776
                                                                  --------------
                                                                     16,331,642

--------------------------------------------------------------------------------
PHARMACEUTICALS--1.7%
Johnson & Johnson                                         6,500         422,500
--------------------------------------------------------------------------------
Pfizer, Inc.                                             78,500       2,165,030
--------------------------------------------------------------------------------
Schering-Plough Corp.                                   115,300       2,197,618
                                                                  --------------
                                                                      4,785,148

--------------------------------------------------------------------------------
INDUSTRIALS--3.4%
--------------------------------------------------------------------------------
BUILDING PRODUCTS--1.2%
American Standard Cos., Inc.                             80,600       3,378,752
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.4%
3M Co.                                                   18,300       1,323,090
--------------------------------------------------------------------------------
General Electric Co.                                     57,700       1,999,305
--------------------------------------------------------------------------------
Tyco International Ltd.                                  23,800         694,960
                                                                  --------------
                                                                      4,017,355


                           6 | TOTAL RETURN PORTFOLIO

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY--0.6%
Eaton Corp.                                              12,300   $     736,770
--------------------------------------------------------------------------------
Ingersoll-Rand Co., Cl. A                                13,300         948,955
                                                                  --------------
                                                                      1,685,725

--------------------------------------------------------------------------------
ROAD & RAIL--0.2%
CSX Corp.                                                11,300         482,058
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--6.7%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.9%
Motorola, Inc.                                          131,000       2,392,060
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.4%
Dell, Inc. 1                                            102,400       4,045,824
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                     105,300       2,475,603
--------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1                      4,900         317,667
                                                                  --------------
                                                                      6,839,094

--------------------------------------------------------------------------------
IT SERVICES--0.4%
Automatic Data Processing, Inc.                          11,600         486,852
--------------------------------------------------------------------------------
Computer Sciences Corp. 1                                14,800         646,760
                                                                  --------------
                                                                      1,133,612

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.2%
Altera Corp. 1                                           58,900       1,167,398
--------------------------------------------------------------------------------
Intel Corp.                                              81,500       2,123,890
                                                                  --------------
                                                                      3,291,288

--------------------------------------------------------------------------------
SOFTWARE--1.8%
Autodesk, Inc.                                           46,800       1,608,516
--------------------------------------------------------------------------------
Microsoft Corp.                                         132,800       3,298,752
                                                                  --------------
                                                                      4,907,268

--------------------------------------------------------------------------------
MATERIALS--2.1%
--------------------------------------------------------------------------------
CHEMICALS--0.4%
Dow Chemical Co.                                         22,900       1,019,737
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.9%
Ball Corp.                                               73,700       2,650,252
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.8%
International Paper Co.                                  26,700         806,607
--------------------------------------------------------------------------------
MeadWestvaco Corp.                                       51,600       1,446,864
                                                                  --------------
                                                                      2,253,471

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.6%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.4%
SBC Communications, Inc.                                144,800       3,439,000
--------------------------------------------------------------------------------
Sprint Corp.                                            119,100       2,988,219
--------------------------------------------------------------------------------
Verizon Communications, Inc.                            171,800       5,935,690
                                                                  --------------
                                                                     12,362,909

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
AT&T Corp.                                               32,900         626,416

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
UTILITIES--1.9%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.9%
Progress Energy, Inc.                                    42,700   $   1,931,748
--------------------------------------------------------------------------------
TXU Corp.                                                39,600       3,290,364
                                                                  --------------
                                                                      5,222,112
                                                                  --------------
Total Common Stocks (Cost $157,024,093)                             167,693,930

                                                      PRINCIPAL
                                                         AMOUNT
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--5.6%
--------------------------------------------------------------------------------
BMW Vehicle Owner Trust,
Automobile Loan Certificates,
Series 2005-A, Cl. A2, 3.65%,
12/26/07                                          $     600,000         599,812
--------------------------------------------------------------------------------
Capital Auto Receivables Asset
Trust, Automobile Mtg.-Backed
Nts., Series 2004-2, Cl. A3, 3.58%,
1/15/09                                                 530,000         525,081
--------------------------------------------------------------------------------
Centex Home Equity Co. LLC,
Home Equity Loan Asset-Backed
Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 2                182,814         181,758
Series 2005-B, Cl. AF1, 4.02%, 3/26/35 2                170,337         170,020
Series 2005-C, Cl. AF1, 4.196%,
6/25/35 2                                               410,000         409,744
--------------------------------------------------------------------------------
Chase Funding Mortgage Loan
Asset-Backed Certificates,
Home Equity Mtg. Obligations:
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                   34,971          34,910
Series 2003-5, Cl. 1A2, 2.451%,
11/25/18                                                 85,735          85,410
Series 2004-1, Cl. 1A2, 2.427%,
6/25/19                                                 280,000         278,637
--------------------------------------------------------------------------------
Chase Manhattan Auto Owner
Trust, Automobile Loan
Pass-Through Certificates:
Series 2002-A, Cl. A4, 4.24%,
9/15/08                                                  88,615          88,841
Series 2005-A, Cl. A2, 3.72%,
12/15/07                                                480,000         479,184
--------------------------------------------------------------------------------
CIT Equipment Collateral,
Equipment Receivable-Backed
Nts., Series 2004-DFS, Cl. A2,
2.66%, 11/20/06 2                                       420,000         417,841
--------------------------------------------------------------------------------
Citibank Credit Card Issuance
Trust, Credit Card Receivable Nts.:
Series 2001-A6, Cl. A6, 5.65%,
6/16/08                                                 480,000         487,961
Series 2003-C4, Cl. C4, 5%, 6/10/15                      70,000          71,349
--------------------------------------------------------------------------------
CitiFinancial Mortgage Securities,
Inc., Home Equity Collateralized
Mtg. Obligations, Series 2003-3,
Cl. AF1, 3.434%, 8/25/33 3                               23,869          23,884


                           7 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
Countrywide Asset-Backed
Certificates, Inc., Home Equity
Asset-Backed Certificates:
Series 2002-4, Cl. A1, 3.684%,
2/25/33 3                                         $      39,922   $      40,477
Series 2005-7, Cl. AF1B, 4.317%,
6/1/35                                                  420,000         419,958
--------------------------------------------------------------------------------
DaimlerChrysler Auto Trust,
Automobile Loan Pass-Through
Certificates:
Series 2001-D, Cl. A4, 3.78%, 2/6/07                     66,621          66,666
Series 2004-B, Cl. A2, 2.48%, 2/8/07 2                  155,935         155,637
Series 2004-C, Cl. A2, 2.62%, 6/8/07                    660,424         658,167
Series 2005-A, Cl. A2, 3.17%, 9/8/07 2                  640,000         638,373
Series 2005-B, Cl. A2, 3.75%, 12/8/07                   490,000         489,997
--------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity
Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34                  100,000          99,272
--------------------------------------------------------------------------------
Ford Credit Auto Owner Trust,
Automobile Loan Pass-Through
Certificates:
Series 2004-A, Cl. A2, 2.13%, 10/15/06                  587,244         585,620
Series 2005-A, Cl. A3, 3.48%, 11/17/08                  380,000         377,760
Series 2005-B, Cl. A2, 3.77%, 9/15/07                   510,000         509,902
--------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust,
Motorcycle Receivable Nts., Series
2003-3, Cl. A1, 1.50%, 1/15/08                          159,632         159,199
--------------------------------------------------------------------------------
Honda Auto Receivables Owner
Trust, Automobile Receivable
Obligations:
Series 2003-4, Cl. A2, 1.58%, 7/17/06                    82,679          82,663
Series 2005-1, Cl. A2, 3.21%, 5/21/07 2                 250,000         249,392
Series 2005-3, Cl. A2, 3.73%, 10/18/07                  450,000         450,000
--------------------------------------------------------------------------------
Litigation Settlement Monetized
Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%, 4/25/31 2              1,293,670       1,344,123
--------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile
Loan Certificates, Series 2002-1,
Cl. A3, 2.49%, 10/22/07                                  58,689          58,672
--------------------------------------------------------------------------------
MBNA Credit Card Master Note
Trust, Credit Card Receivables,
Series 2003-C7, Cl. C7, 4.57%, 3/15/16 3                690,000         735,068
--------------------------------------------------------------------------------
National City Auto Receivables
Trust, Automobile Receivable
Obligations, Series 2004-A, Cl. A2,
1.50%, 2/15/07                                          121,698         121,527
--------------------------------------------------------------------------------
Nissan Auto Receivables Owner
Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06                   40,397          40,435
Series 2004-A, Cl. A2, 1.40%, 7/17/06                   150,229         149,951
--------------------------------------------------------------------------------
Option One Mortgage Loan Trust,
Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 3.464%,
11/25/34 2,3                                             74,798          74,851

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through
Trust, Home Equity Pass-Through
Certificates:
Series 2004-5, Cl. AF2, 3.735%,
11/10/34 2                                        $     140,000   $     138,768
Series 2005-1, Cl. AF2, 3.914%,
5/25/35                                                 100,000          99,253
Series 2005-2, Cl. AF2, 4.415%,
4/25/35 2                                               170,000         170,168
--------------------------------------------------------------------------------
Residential Asset Mortgage Products,
Inc., Home Equity Asset-Backed
Pass-Through Certificates, Series
2004-RS7, Cl. AI3, 4.45%, 7/25/28                       350,000         350,931
--------------------------------------------------------------------------------
Structured Asset Securities Corp.,
Collateralized Mtg. Obligations,
Pass-Through Certificates, Series
2005-4XS, Cl. 3A1, 5.18%, 3/26/35                       856,556         861,085
--------------------------------------------------------------------------------
USAA Auto Owner Trust,
Automobile Loan Asset-Backed Nts.:
Series 2004-1, Cl. A2, 1.43%, 9/15/06                   188,452         188,336
Series 2004-2, Cl. A2, 2.41%, 2/15/07                   341,609         340,768
Series 2004-3, Cl. A2, 2.79%, 6/15/07                   360,000         358,938
--------------------------------------------------------------------------------
Volkswagen Auto Lease Trust,
Automobile Lease Asset-Backed
Securities, Series 2004-A, Cl. A2,
2.47%, 1/22/07                                          445,531         444,075
--------------------------------------------------------------------------------
Wachovia Auto Owner Trust,
Automobile Receivable Nts.,
Series 2004-B, Cl. A2, 2.40%, 5/21/07                   285,043         284,112
--------------------------------------------------------------------------------
Wells Fargo Home Equity Trust,
Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                 531,600         527,573
--------------------------------------------------------------------------------
Whole Auto Loan Trust,
Automobile Loan Receivable
Certificates, Series 2004-1,
Cl. A2A, 2.59%, 5/15/07                                 413,868         412,128
                                                                  --------------
Total Asset-Backed Securities
(Cost $15,517,268)                                                   15,538,277

--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--30.3%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY--24.9%
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--24.5%
Federal Home Loan Mortgage Corp.:
6%, 9/1/34-10/1/34                                    5,095,612       5,229,953
6.50%, 4/1/18-4/1/34                                    532,712         553,782
7%, 3/1/31-3/1/33                                     1,948,902       2,052,732
7%, 7/1/35 4                                          1,226,000       1,290,748
8%, 4/1/16                                              261,484         279,612
9%, 8/1/22-5/1/25                                        76,352          83,224


                           8 | TOTAL RETURN PORTFOLIO

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp.,
Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through
Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                $      68,713   $      68,890
Series 2055, Cl. ZM, 6.50%, 5/15/28                     290,822         302,014
Series 2080, Cl. Z, 6.50%, 8/15/28                      189,492         196,268
Series 2387, Cl. PD, 6%, 4/15/30                        327,049         330,294
Series 2456, Cl. BD, 6%, 3/15/30                        175,479         176,619
Series 2498, Cl. PC, 5.50%, 10/15/14                     30,826          30,933
Series 2500, Cl. FD, 3.72%, 3/15/32 3                   103,943         104,301
Series 2526, Cl. FE, 3.62%, 6/15/29 3                   138,126         138,578
Series 2550, Cl. QK, 4.50%, 4/15/22                      47,594          47,590
Series 2551, Cl. FD, 3.62%, 1/15/33 3                   109,622         110,469
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. IO, 3.686%, 6/1/26 5                    210,583          37,754
Series 183, Cl. IO, 1.13%, 4/1/27 5                     327,129          58,989
Series 184, Cl. IO, 5.87%, 12/1/26 5                    343,843          59,832
Series 192, Cl. IO, 4.038%, 2/1/28 5                     86,986          14,772
Series 200, Cl. IO, 2.912%, 1/1/29 5                    104,202          17,998
Series 2130, Cl. SC, 7.611%, 3/15/29 5                  247,014          21,611
Series 2796, Cl. SD, 14.175%, 7/15/26 5                 357,966          33,091
Series 2920, Cl. S, 15.485%, 1/15/35 5                1,655,088          99,075
Series 3000, Cl. SE, 7/15/25 4,5                      1,600,000          73,500
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Principal-Only Stripped Mtg.-Backed
Security, Series 176, Cl. PO, 6.268%,
6/1/26 6                                                 86,216          76,099
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 7/17/20 4                                      3,320,000       3,305,475
5%, 6/1/18-7/1/18                                     1,415,060       1,432,464
5%, 7/1/20-8/11/35 4                                  8,708,000       8,725,850
5.50%, 3/1/33-1/1/34                                  5,654,057       5,738,359
5.50%, 7/17/20-7/1/35 4                               4,856,000       4,935,454
6%, 5/1/29                                              471,226         484,473
6%, 7/1/20-7/1/35 4                                   4,165,000       4,297,340
6.50%, 4/1/24-11/1/31                                 1,444,344       1,501,490
6.50%, 7/1/35 4                                      17,278,000      17,882,730
7%, 11/1/17-2/25/22                                   1,259,155       1,304,736
7.50%, 5/1/07-12/1/08                                    81,422          84,362
8%, 3/1/17                                                6,342           6,818
8.50%, 7/1/32                                            23,978          26,066
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
Grantor Trust, Commercial Mtg.
Obligations, Trust 2002-T1, Cl. A2,
7%, 11/25/31                                            548,259         579,487

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23              $     507,706   $     532,447
Trust 1998-63, Cl. PG, 6%, 3/25/27                       71,797          71,859
Trust 2001-50, Cl. NE, 6%, 8/25/30                      167,721         169,122
Trust 2001-51, Cl. OD, 6.50%,
10/25/31                                                678,981         705,426
Trust 2001-70, Cl. LR, 6%, 9/25/30                      180,881         183,505
Trust 2001-72, Cl. NH, 6%, 4/25/30                      129,481         130,474
Trust 2001-74, Cl. PD, 6%, 5/25/30                       54,225          54,662
Trust 2002-77, Cl. WF, 3.66%, 12/18/32 3                170,058         171,195
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                   168,041         167,932
Trust 2003-10, Cl. HP, 5%, 2/25/18                      680,000         695,143
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                   662,000         698,820
Trust 2003-81, Cl. PA, 5%, 2/25/12                       20,239          20,206
Trust 2004-101, Cl. BG, 5%, 1/25/20                     452,000         462,539
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 1993-223, Cl. PM,
0.593%, 10/25/23 5                                      297,381          28,600
Trust 2002-47, Cl. NS, 1.647%,
4/25/32 5                                               442,361          43,932
Trust 2002-51, Cl. S, 1.873%, 8/25/32 5                 406,194          40,744
Trust 2005-71, Cl. SA, 7/25/25 4,5                    1,020,000          62,156
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 222, Cl. 2, 0.95%, 6/1/23 5                       665,679         117,352
Trust 240, Cl. 2, 2.55%, 9/1/23 5                       760,182         137,164
Trust 252, Cl. 2, (1.734)%, 11/1/23 5                   526,012         100,655
Trust 254, Cl. 2, 1.652%, 1/1/24 5                      265,004          48,872
Trust 273, Cl. 2, 3.068%, 7/1/26 5                      153,537          27,260
Trust 319, Cl. 2, (3.36)%, 2/1/32 5                     162,685          29,081
Trust 321, Cl. 2, (8.84)%, 3/1/32 5                   1,844,030         335,222
Trust 322, Cl. 2, 1.65%, 4/1/32 5                       589,796          97,765
Trust 329, Cl. 2, (0.524)%, 1/1/33 5                    620,989         109,802
Trust 331, Cl. 9, (6.031)%, 12/1/32 5                   467,840          80,512
Trust 333, Cl. 2, (1.20)%, 3/1/33 5                   1,176,673         211,306
Trust 334, Cl. 17, (4.492)%, 2/1/33 5                   300,519          48,892
Trust 2001-81, Cl. S, 5.117%, 1/25/32 5                 192,216          19,725
Trust 2002-52, Cl. SD, (1.38)%, 9/25/32 5               509,020          55,356
Trust 2002-77, Cl. SH, 9.708%,
12/18/32 5                                              231,906          24,773
Trust 2003-4, Cl. S, 18.483%, 2/25/33 5                 429,982          42,297
Trust 2004-54, Cl. DS, 8.941%,
11/25/30 5                                              395,952          32,294
Trust 2005-6, Cl. SE, 15.541%,
2/25/35 5                                             1,142,721          69,467
Trust 2005-19, Cl. SA, 14.04%, 3/25/35 5              4,324,517         269,391
Trust 2005-40, Cl. SA, 18.084%, 5/25/35 5             1,024,741          62,915


                           9 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M,
8.765%, 9/25/23 6                                 $     195,020   $     171,284
                                                                  --------------
                                                                     68,123,979

--------------------------------------------------------------------------------
GNMA/GUARANTEED--0.4%
Government National Mortgage Assn.:
7%, 11/15/08-1/15/24                                    221,307         233,155
7.50%, 1/15/09-6/15/24                                  423,082         450,177
8%, 5/15/17                                             106,039         114,920
8.50%, 8/15/17-12/15/17                                  95,926         104,434
--------------------------------------------------------------------------------
Government National Mortgage
Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 2.354%,
1/16/27 5                                               405,303          38,003
Series 2002-15, Cl. SM, (2.418)%,
2/16/32 5                                               453,054          39,719
Series 2002-76, Cl. SY, 1.395%,
12/16/26 5                                              905,467          86,830
Series 2004-11, Cl. SM, (2.233)%,
1/17/30 5                                               348,922          28,892
                                                                  --------------
                                                                      1,096,130

--------------------------------------------------------------------------------
NON-AGENCY--5.4%
--------------------------------------------------------------------------------
COMMERCIAL--5.1%
Banc of America Commercial
Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2004-6, Cl. A3, 4.512%,
12/10/42                                                410,000         411,599
Series 2005-2, Cl. A4, 4.783%,
7/10/42                                                 600,000         610,313
Series 2005-3, Cl. A2, 4.501%,
7/10/43 4                                               490,000         493,063
--------------------------------------------------------------------------------
Bank of America Mortgage
Securities, Inc., Collateralized
Mtg. Obligations Pass-Through
Certificates:
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                  635,801         644,687
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                  468,087         479,935
Series 2004-E, Cl. 2A9, 3.712%,
6/25/34                                                 252,187         252,185
Series 2004-G, Cl. 2A1, 2.469%,
8/25/34 3                                                34,281          34,268
--------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage
Securities, Inc., Commercial Mtg.
Obligations, Series 2005-PWR7,
Cl. A2, 4.945%, 2/11/41                                 210,000         215,876
--------------------------------------------------------------------------------
Countrywide Alternative Loan Trust,
Collateralized Mtg. Obligations:
Series 2004-J9, Cl. 1A1,
3.494%, 10/25/34 3                                      319,048         319,379
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                 981,675       1,010,608

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL Continued
First Union National Bank/Lehman
Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates,
Series 1998-C2, Cl. A2, 6.56%,
11/18/35                                          $     338,498   $     356,745
--------------------------------------------------------------------------------
GE Capital Commercial Mortgage
Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%,
7/10/39                                                 320,000         322,280
Series 2005-CA, Cl. A3, 4.578%,
6/10/48                                                 170,000         171,405
--------------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Commercial Mtg.
Obligations, Series 2004-C3,
Cl. A4, 4.547%, 12/10/41                                260,000         261,968
--------------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series
1997-C1, Cl. A3, 6.869%, 7/15/29                        228,866         239,129
--------------------------------------------------------------------------------
Greenwich Capital Commercial
Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series
2005-GG3, Cl. A2, 4.305%, 8/10/42                       340,000         340,111
--------------------------------------------------------------------------------
GS Mortgage Securities Corp. II,
Commercial Mtg. Pass-Through
Certificates:
Series 2004-C1, Cl. A1, 3.659%,
10/10/28                                                296,311         292,438
Series 2004-GG2, Cl. A3, 4.602%,
8/10/38                                                 200,000         202,514
--------------------------------------------------------------------------------
GSR Mortgage Loan Trust,
Collateralized Mtg. Obligations,
Series 04-12, Cl. 3A1, 4.495%,
12/25/34 2,3                                            445,146         444,084
--------------------------------------------------------------------------------
J.P. Morgan Chase Commercial
Mortgage Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 2005-LDP2,
Cl. A2, 4.575%, 7/15/42                                 120,000         121,094
--------------------------------------------------------------------------------
Mastr Alternative Loan Trust,
Pass-Through Collateralized
Mtg. Obligations, Series 2004-6,
Cl. 10A1, 6%, 7/25/34                                   692,418         706,991
--------------------------------------------------------------------------------
Mastr Asset Securitization Trust,
Pass-Through Collateralized Mtg.
Obligations, Series 2004-9, Cl. A3,
4.70%, 8/25/34 3                                      1,326,445       1,328,505
--------------------------------------------------------------------------------
Mastr Seasoned Securities Trust,
Collateralized Mtg. Obligations,
Series 2004-2, Cl. A1, 6.50%, 8/25/32 4               1,134,352       1,156,330
--------------------------------------------------------------------------------
Nomura Asset Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1998-D6,
Cl. A1B, 6.59%, 3/15/30                                 380,000         403,561


                           10 | TOTAL RETURN PORTFOLIO

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL Continued
Prudential Mortgage Capital Co. II
LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG
2000-C1, Cl. A2, 7.306%, 10/6/15                  $     251,000   $     285,755
--------------------------------------------------------------------------------
Residential Accredit Loans, Inc.,
Mtg. Asset-Backed Pass-Through
Certificates, Series 2003-QS1,
Cl. A2, 5.75%, 1/25/33                                  413,251         418,915
--------------------------------------------------------------------------------
Wachovia Bank Commercial
Mortgage Trust, Commercial
Mtg. Obligations:
Series 2005-C16, Cl. A2, 4.38%,
10/15/41                                                520,000         521,739
Series 2005-C17, Cl. A2, 4.782%,
3/15/42                                                 590,000         601,063
--------------------------------------------------------------------------------
Washington Mutual Mortgage
Securities Corp., Collateralized
Mtg. Pass-Through Certificates,
Series 2005-AR5, Cl. A1, 4.69%,
5/25/35 3                                               656,006         657,885
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities Trust, Collateralized
Mtg. Obligations:
Series 2004-DD, Cl. 2A1, 4.54%,
1/25/35 3                                               430,858         430,977
Series 2004-N, Cl. A10, 3.803%,
8/25/34 2                                               456,802         457,334
                                                                  --------------
                                                                     14,192,736

--------------------------------------------------------------------------------
RESIDENTIAL--0.3%
Countrywide Alternative Loan
Trust, Collateralized Mtg.
Obligations, Series 2005-J1,
Cl. 3A1, 6.50%, 8/25/32                                 984,904       1,006,448
                                                                  --------------
Total Mortgage-Backed Obligations
(Cost $84,526,624)                                                   84,419,293

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--2.8%
--------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%,
10/5/07 7                                               435,000         398,407
--------------------------------------------------------------------------------
Federal Home Loan Bank Unsec.
Bonds, 3.125%, 11/15/06                                 415,000         411,140
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
Unsec. Nts.:
7.25%, 1/15/10                                          350,000         397,268
7.25%, 5/15/30 8                                        335,000         466,634
--------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35                                          705,000         709,078
Series A, 6.79%, 5/23/12                              3,937,000       4,564,326
--------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.625%, 6/15/10                                         360,000         358,538
3.75%, 3/31/07                                          500,000         500,918
                                                                  --------------
Total U.S. Government Obligations
(Cost $7,714,473)                                                     7,806,309

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.1%
--------------------------------------------------------------------------------
United Mexican States Nts.,
7.50%, 1/14/12 (Cost $302,379)                    $     300,000   $     340,950

--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--14.6%
--------------------------------------------------------------------------------
Aetna, Inc., 7.375% Sr. Unsec. Nts.,
3/1/06                                                  595,000         607,512
--------------------------------------------------------------------------------
Albertson's, Inc.:
8% Sr. Unsec. Debs., 5/1/31                             230,000         279,689
8.70% Sr. Unsec. Debs., 5/1/30                          127,000         164,887
--------------------------------------------------------------------------------
Allied Waste North America, Inc.,
8.875% Sr. Nts., Series B, 4/1/08                       285,000         300,675
--------------------------------------------------------------------------------
Allstate Financial Global Funding
LLC, 4.25% Nts., 9/10/08 9                              120,000         120,451
--------------------------------------------------------------------------------
Allstate Life Global Funding II,
3.50% Nts., 7/30/07                                     160,000         158,188
--------------------------------------------------------------------------------
American Express Centurion Bank,
4.375% Nts., 7/30/09                                    250,000         252,050
--------------------------------------------------------------------------------
AOL Time Warner, Inc., 7.70% Debs.,
5/1/32                                                  325,000         412,458
--------------------------------------------------------------------------------
AT&T Wireless Services, Inc.,
8.125% Sr. Unsec. Nts., 5/1/12                          375,000         449,911
--------------------------------------------------------------------------------
Bank of America Corp., 4.875%
Sr. Unsec. Nts., 1/15/13                                  7,000           7,192
--------------------------------------------------------------------------------
Bankers Trust Corp., 7.375%
Unsec. Sub. Nts., 5/1/08                                 50,000          54,284
--------------------------------------------------------------------------------
Barclays Bank plc, 6.278%
Perpetual Bond 10                                       440,000         449,460
--------------------------------------------------------------------------------
Beazer Homes USA, Inc., 8.625% Sr.
Unsec. Nts., 5/15/11                                    295,000         314,175
--------------------------------------------------------------------------------
Boeing Capital Corp., 5.75% Sr.
Nts., 2/15/07                                            50,000          51,361
--------------------------------------------------------------------------------
British Telecommunications plc,
8.875% Bonds, 12/15/30                                  255,000         361,075
--------------------------------------------------------------------------------
Canadian National Railway Co.,
4.25% Nts., 8/1/09                                       82,000          82,007
--------------------------------------------------------------------------------
CenterPoint Energy, Inc.:
7.25% Sr. Nts., Series B, 9/1/10                        305,000         338,772
8.125% Unsec. Nts., Series B, 7/15/05                   195,000         195,205
--------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr.
Unsec. Nts., 11/1/08                                    580,000         624,052
--------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.50%
Sr. Nts., 6/15/14                                       320,000         348,800
--------------------------------------------------------------------------------
CIGNA Corp.:
7% Sr. Unsec. Nts., 1/15/11                             185,000         207,596
7.40% Unsec. Nts., 5/15/07                              380,000         401,007
--------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec.
Unsub. Nts., 4/2/12                                     215,000         252,498
--------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub.
Nts., 6/15/32                                           470,000         562,989
--------------------------------------------------------------------------------
Citizens Communications Co.,
9.25% Sr. Nts., 5/15/11                                 171,000         191,734


                           11 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
ConAgra Foods, Inc., 6% Nts.,
9/15/06                                           $     300,000   $     305,197
--------------------------------------------------------------------------------
Constellation Energy Group, Inc.,
7% Unsec. Nts., 4/1/12                                  405,000         457,490
--------------------------------------------------------------------------------
Countrywide Financial Corp.,
4.50% Nts., Series A, 6/15/10                           290,000         289,959
--------------------------------------------------------------------------------
Cox Communications, Inc.,
7.875% Unsec. Nts., 8/15/09                              75,000          84,109
--------------------------------------------------------------------------------
Cox Enterprises, Inc., 7.375%
Unsec. Debs., 6/15/09 9                                 330,000         357,303
--------------------------------------------------------------------------------
Credit Suisse First Boston, Inc.
(USA), 5.50% Nts., 8/15/13                              565,000         599,305
--------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts.,
10/15/08                                                290,000         306,790
--------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts.,
1/15/14                                                 295,000         306,572
--------------------------------------------------------------------------------
DaimlerChrysler NA Holdings Corp.:
7.20% Unsec. Nts., 9/1/09                               340,000         370,431
8% Nts., 6/15/10                                        173,000         195,752
--------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub.
Debs., 4/15/31                                          215,000         269,498
--------------------------------------------------------------------------------
Delphi Corp., 6.55% Nts., 6/15/06                       280,000         273,700
--------------------------------------------------------------------------------
Deutsche Telekom International
Finance BV, 8.50% Unsub. Nts., 6/15/10                  420,000         487,257
--------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125%
Sr. Unsub. Nts., 6/15/10                                365,000         420,984
--------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub.
Nts., 6/1/06                                            270,000         275,578
--------------------------------------------------------------------------------
EOP Operating LP, 8.10% Unsec.
Nts., 8/1/10                                            400,000         461,435
--------------------------------------------------------------------------------
Federated Department Stores, Inc.,
6.625% Sr. Unsec. Nts., 9/1/08                          405,000         432,178
--------------------------------------------------------------------------------
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                  655,000         638,200
--------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A,
11/15/06                                                225,000         228,929
7.375% Sr. Unsub. Nts., Series C,
11/15/31                                                260,000         318,844
--------------------------------------------------------------------------------
Ford Motor Credit Co.:
6.25% Unsec. Nts., 12/8/05                              189,000         189,928
6.50% Unsec. Nts., 1/25/07                              325,000         327,452
7.375% Nts., 10/28/09                                   110,000         107,588
7.60% Nts., 8/1/05                                      185,000         185,418
--------------------------------------------------------------------------------
France Telecom SA:
8% Sr. Unsec. Nts., 3/1/11 3                            280,000         325,312
8.75% Sr. Unsec. Nts., 3/1/31 3                          75,000         104,893
--------------------------------------------------------------------------------
Franklin Resources, Inc.,
3.70% Nts., 4/15/08                                     215,000         211,838
--------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07 2                                   335,000         351,567
9.55% Unsub. Nts., 12/15/08 3                            69,000          79,617

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts.,
11/30/07                                          $     470,000   $     466,356
--------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.125% Nts., 9/15/06                                    280,000         280,280
7.50% Nts., 7/15/05                                     502,000         502,220
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The),
5.70% Sr. Unsec. Nts., 9/1/12                           545,000         580,745
--------------------------------------------------------------------------------
HCA, Inc., 7.125% Sr. Unsec. Nts.,
6/1/06                                                  109,000         111,882
--------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts.,
6/15/10                                                 445,000         426,013
--------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr.
Unsec. Nts., 2/15/11                                    244,000         283,380
--------------------------------------------------------------------------------
HSBC Finance Corp., 4.75% Sr.
Unsec. Nts., 7/15/13                                    590,000         591,868
--------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr.
Sec. Nts., 11/14/08 2,3                                 265,000         286,863
--------------------------------------------------------------------------------
iStar Financial, Inc., 4.875% Sr.
Unsec. Nts., Series B, 1/15/09                          430,000         429,269
--------------------------------------------------------------------------------
J.C. Penney Co., Inc., 7.40% Nts.,
4/1/37                                                  330,000         358,050
--------------------------------------------------------------------------------
John Hancock Global Funding II,
7.90% Nts., 7/2/10 9                                    288,000         335,275
--------------------------------------------------------------------------------
JPMorgan Capital XV, 5.875% Nts.,
3/15/35                                                 385,000         396,573
--------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr.
Unsec. Nts., 9/1/12                                     365,000         402,645
--------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                   725,000         739,436
--------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts.,
8/15/07                                                 445,000         475,649
--------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts.,
Series B, 5/15/09                                       495,000         512,271
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.,
7% Nts., 2/1/08                                         375,000         400,624
--------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr.
Sub. Nts., 2/15/08                                       60,000          63,611
--------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts.,
3/1/13                                                  285,000         303,343
--------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec.
Nts., 5/15/13                                           295,000         274,804
--------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts.,
8/15/14                                                 300,000         315,398
--------------------------------------------------------------------------------
Lockheed Martin Corp.:
7.65% Unsec. Unsub. Debs., 5/1/16                       180,000         224,149
8.50% Bonds, 12/1/29                                     78,000         112,997
--------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.,
5.875% Sr. Unsec. Bonds, 8/1/33                         370,000         353,843
--------------------------------------------------------------------------------
May Department Stores Co.:
3.95% Nts., 7/15/07                                     226,000         224,546
7.90% Unsec. Debs., 10/15/07                            205,000         219,090


                           12 | TOTAL RETURN PORTFOLIO

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
MBNA Corp., 7.50% Sr. Nts.,
Series F, 3/15/12                                 $     420,000   $     490,212
--------------------------------------------------------------------------------
Mellon Bank NA, 4.75% Unsec. Sub.
Nts., 12/15/14                                          445,000         452,511
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr.
Unsub. Nts., Series C, 2/3/14                           580,000         595,232
--------------------------------------------------------------------------------
MetLife, Inc., 5% Nts., 6/15/15                         185,000         188,116
--------------------------------------------------------------------------------
MidAmerican Energy Holdings Co.,
5.875% Sr. Unsec. Nts., 10/1/12                         470,000         499,979
--------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                      430,000         478,732
--------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts.,
12/15/11                                                 40,000          43,994
--------------------------------------------------------------------------------
Nationwide Financial Services, Inc.,
5.90% Nts., 7/1/12                                      235,000         254,162
--------------------------------------------------------------------------------
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                      45,000          44,513
7.875% Sr. Unsec. Nts., 11/15/10                        475,000         546,415
--------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125%
Sr. Nts., 2/15/11                                       390,000         441,593
--------------------------------------------------------------------------------
Pemex Project Funding Master Trust,
7.875% Unsec. Unsub. Nts., 2/1/09                       225,000         246,375
--------------------------------------------------------------------------------
PF Export Receivables Master Trust,
3.748% Sr. Nts., Series B, 6/1/13 9                     213,263         206,062
--------------------------------------------------------------------------------
Portland General Electric Co.,
8.125% First Mortgage Nts., 2/1/10 9                    235,000         268,830
--------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695%
Bonds, Series C, 12/18/23 9                             510,000         675,589
--------------------------------------------------------------------------------
Prudential Insurance Co. of America,
8.30% Nts., 7/1/25                                      730,000         976,622
--------------------------------------------------------------------------------
PSE&G Energy Holdings LLC,
7.75% Unsec. Nts., 4/16/07 2                            315,000         326,813
--------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec.
Nts., 4/15/06                                           135,000         137,828
--------------------------------------------------------------------------------
Safeway, Inc., 4.80% Sr. Unsec. Nts.,
7/16/07                                                 575,000         579,572
--------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec.
Unsub. Nts., 3/1/10                                     230,000         261,438
--------------------------------------------------------------------------------
Simon Property Group LP:
5.45% Unsec. Nts., 3/15/13                              230,000         239,666
5.625% Unsec. Unsub. Nts., 8/15/14                      200,000         208,951
--------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts.,
3/15/32                                                 335,000         467,480
--------------------------------------------------------------------------------
Starwood Hotels & Resorts
Worldwide, Inc., 7.375% Nts., 5/1/07                    370,000         388,500
--------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                       315,000         313,537
7.75% Unsec. Sub. Nts., 5/1/10                           28,000          32,175
--------------------------------------------------------------------------------
TCI Communications, Inc.,
9.80% Sr. Unsec. Debs., 2/1/12                          515,000         656,788
--------------------------------------------------------------------------------
Telefonos de Mexico SA de CV,
4.75% Nts., 1/27/10 9                                   290,000         291,206

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Time Warner Entertainment Co. LP,
10.15% Sr. Nts., 5/1/12                           $     185,000   $     239,470
--------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts.,
12/1/11                                                 295,000         318,600
--------------------------------------------------------------------------------
Travelers Property Casualty Corp.,
3.75% Sr. Unsec. Nts., 3/15/08                          425,000         418,727
--------------------------------------------------------------------------------
TXU Corp., 6.55% Nts., 11/15/34 9                       365,000         360,300
--------------------------------------------------------------------------------
Tyco International Group SA:
6.375% Sr. Unsec. Unsub. Nts.,
2/15/06                                                 420,000         425,681
6.75% Sr. Unsub. Nts., 2/15/11                          203,000         225,616
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.,
4.875% Bonds, 3/15/15                                   145,000         148,364
--------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06                         81,000          79,457
3.50% Sr. Unsec. Nts., 10/15/07                         425,000         415,894
--------------------------------------------------------------------------------
Visteon Corp., 7.95% Sr. Unsec.
Nts., 8/1/05                                            168,000         168,252
--------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr.
Unsec. Unsub. Nts., 6/15/07                             590,000         601,640
--------------------------------------------------------------------------------
Waste Management, Inc.:
6.875% Sr. Unsec. Nts., 5/15/09                         120,000         130,027
7% Sr. Nts., 7/15/28                                    205,000         238,495
--------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec.
Nts., 4/15/06                                           610,000         630,372
                                                                  --------------
Total Non-Convertible Corporate
Bonds and Notes (Cost $39,613,033)                                   40,536,118

--------------------------------------------------------------------------------
MONEY MARKET DEPOSIT--0.2%
--------------------------------------------------------------------------------
JPMorgan Chase, Nassau Branch, 2.716%,
7/1/05 (Cost $550,287)                                  550,287         550,287

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $305,248,157)                                       113.8%    316,885,164
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                           (13.8)    (38,489,808)
                                                  ------------------------------
NET ASSETS                                                100.0%  $ 278,395,356
                                                  ==============================


                           13 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid security. The aggregate value of illiquid securities as of June 30, 2005 was $5,817,336, which represents 2.09% of the Portfolio's net assets. See
Note 7 of Notes to Financial Statements.

3. Represents the current interest rate for a variable or increasing rate security.

4. When-issued security or forward commitment to be delivered and settled after June 30, 2005. See Note 1 of Notes to Financial Statements.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $2,705,599 or 0.97% of the Portfolio's net assets as of June 30, 2005.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $247,383 or 0.09% of the Portfolio's net assets as of June 30, 2005.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $257,693. See Note 5 of Notes to Financial Statements.

9. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $2,615,016 or 0.94% of the Portfolio's net assets as of June 30, 2005.

10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           14 | TOTAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2005
-------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------
Investments, at value (cost $305,248,157)--see accompanying
 statement of investments                                                          $ 316,885,164
-------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                  6,560
-------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $12,641,672 sold on a when-issued
 basis or forward commitment)                                                         14,743,112
Interest, dividends and principal paydowns                                             1,199,923
Shares of capital stock sold                                                              41,631
Futures margins                                                                           33,359
Other                                                                                      8,706
                                                                                   --------------
Total assets                                                                         332,918,455

-------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $53,068,455 purchased on a
 when-issued basis or forward commitment)                                             54,421,512
Shares of capital stock redeemed                                                          66,072
Directors' compensation                                                                    9,337
Shareholder communications                                                                 5,504
Transfer and shareholder servicing agent fees                                                861
Other                                                                                     19,813
                                                                                   --------------
Total liabilities                                                                     54,523,099

-------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $ 278,395,356
                                                                                   ==============

-------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                               $     210,942
-------------------------------------------------------------------------------------------------
Additional paid-in capital                                                           388,830,739
-------------------------------------------------------------------------------------------------
Accumulated net investment income                                                      2,952,047
-------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                        (125,400,520)
-------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                            11,802,148
                                                                                   --------------
NET ASSETS--applicable to 210,942,312 shares of capital stock outstanding          $ 278,395,356
                                                                                   ==============

-------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE           $        1.32

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           15 | TOTAL RETURN PORTFOLIO

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2005
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------
Interest                                                                           $   2,355,427
-------------------------------------------------------------------------------------------------
Dividends                                                                              1,747,984
                                                                                   --------------
Total investment income                                                                4,103,411

-------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------
Management fees                                                                          886,860
-------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                               14,452
-------------------------------------------------------------------------------------------------
Accounting service fees                                                                    7,500
-------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                              5,028
-------------------------------------------------------------------------------------------------
Directors' compensation                                                                    4,374
-------------------------------------------------------------------------------------------------
Shareholder communications                                                                 2,969
-------------------------------------------------------------------------------------------------
Other                                                                                     20,958
                                                                                   --------------
Total expenses                                                                           942,141
Less reduction to custodian expenses                                                        (985)
                                                                                   --------------
Net expenses                                                                             941,156

-------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                  3,162,255

-------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                            4,924,944
Closing of futures contracts                                                             632,635
Swap contracts                                                                            (1,456)
                                                                                   --------------
Net realized gain                                                                      5,556,123
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                           (6,444,192)
Futures contracts                                                                          5,397
Swap contracts                                                                           (10,717)
                                                                                   --------------
Net change in unrealized appreciation                                                 (6,449,512)

-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $   2,268,866
                                                                                   ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           16 | TOTAL RETURN PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      SIX MONTHS             YEAR
                                                                                           ENDED            ENDED
                                                                                   JUNE 30, 2005     DECEMBER 31,
                                                                                     (UNAUDITED)             2004
------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment income                                                              $   3,162,255    $   6,218,144
------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                      5,556,123       17,929,375
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                 (6,449,512)       3,563,783
                                                                                   -------------------------------
Net increase in net assets resulting from operations                                   2,268,866       27,711,302

------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                  (7,041,519)      (6,755,713)

------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from capital stock transactions                 (19,720,729)     (45,988,217)

------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------
Total decrease                                                                       (24,493,382)     (25,032,628)
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  302,888,738      327,921,366
                                                                                   -------------------------------
End of period (including accumulated net investment income of $2,952,047
 and $6,831,311, respectively)                                                     $ 278,395,356    $ 302,888,738
                                                                                   ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           17 | TOTAL RETURN PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      SIX MONTHS                                                             YEAR
                                                           ENDED                                                            ENDED
                                                   JUNE 30, 2005                                                     DECEMBER 31,
                                                     (UNAUDITED)        2004         2003         2002        2001           2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $    1.34     $  1.25      $  1.07      $  1.29      $ 1.45      $    1.75
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .01 1       .03 1        .03          .04         .04            .07
Net realized and unrealized gain (loss)                       --         .09          .19         (.22)       (.14)          (.10)
                                                       -----------------------------------------------------------------------------
Total from investment operations                             .01         .12          .22         (.18)       (.10)          (.03)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.03)       (.03)        (.04)        (.04)       (.06)          (.08)
Distributions from net realized gain                          --          --           --           --          --           (.19)
                                                       -----------------------------------------------------------------------------
Total dividends and/or distributions to shareholders        (.03)       (.03)        (.04)        (.04)       (.06)          (.27)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $    1.32     $  1.34      $  1.25      $  1.07      $ 1.29      $    1.45
                                                       =============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          0.95%       9.47%       21.10%      (14.45)%     (6.94)%        (2.51)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                $     278     $   303      $   328      $   313      $  446      $     606
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                       $     286     $   311      $   313      $   370      $  509      $     791
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       2.23%       2.00%        2.15%        2.79%       2.33%          2.97%
Total expenses                                              0.66% 4     0.66% 4      0.67% 4      0.66% 4     0.65% 4        0.61% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       77% 5      144% 5       292%         149%        108%           123%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                  PURCHASE TRANSACTIONS    SALE TRANSACTIONS
----------------------------------------------------------------------------
Six Months Ended June 30, 2005            $ 316,731,080        $ 318,124,610
Year Ended December 31, 2004                739,617,290          758,374,784

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           18 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Total Return Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc. (the Company), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek to maximize total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments, according to changing market conditions. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies. A majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the invest- ment advisor.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Portfolio may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Portfolio maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2005, the Portfolio had purchased $53,068,455 of securities issued on a when-issued basis or forward commitment and sold $12,641,672 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Portfolio may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Portfolio records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on


                           19 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Portfolio to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

      As of June 30, 2005, the Portfolio had available for federal income tax purposes an estimated capital loss carryforward of $125,225,368. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2005, it is estimated that the Portfolio will utilize $5,556,123 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2004, the Portfolio utilized $17,313,646 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of December 31, 2004, the Portfolio had available for federal income tax purposes unused capital loss carryforwards as follows:

             EXPIRING
             ---------------------------
             2009          $  60,757,600
             2010             70,023,891
                           -------------
             Total         $ 130,781,491
                           =============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Director. The Portfolio purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.


                           20 | TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Portfolio has authorized 1.51 billion shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                               SIX MONTHS ENDED JUNE 30, 2005     YEAR ENDED DECEMBER 31, 2004
                                                     SHARES            AMOUNT          SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------
Sold                                                783,789    $    1,026,287       1,689,841    $   2,138,861
Dividends and/or distributions reinvested         5,416,553         7,041,519       5,404,571        6,755,713
Redeemed                                        (21,240,231)      (27,788,535)    (43,457,996)     (54,882,791)
                                             ------------------------------------------------------------------
Net decrease                                    (15,039,889)   $  (19,720,729)    (36,363,584)   $ (45,988,217)
                                             ==================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended June 30, 2005, were $213,254,458 and $216,079,881, respectively. There were purchases of $4,863,857 and sales of $10,171,228 of U.S. government and government agency obligations for the six months ended June 30, 2005. In addition, there were purchases of $316,731,080 and sales of $318,124,610 of To Be Announced (TBA) mortgage-related securities for the six months ended June 30, 2005.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio which provides for a fee at an annual rate of 0.625% of the first $600 million of average daily net assets of the Portfolio and 0.45% of average daily net assets in excess of $600 million.

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Portfolio pays the Manager a fee of $1,500 per year for preparing and filing the Portfolio's tax returns.


                           21 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the six months ended June 30, 2005, the Portfolio paid $5,000 to OFS for services to the Portfolio.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Portfolio is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Portfolio. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.

      The Portfolio generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2005, the Portfolio had outstanding futures contracts as follows:

                                                                                      UNREALIZED
                                   EXPIRATION     NUMBER OF    VALUATION AS OF      APPRECIATION
CONTRACT DESCRIPTION                    DATES     CONTRACTS      JUNE 30, 2005    (DEPRECIATION)
-------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                       9/21/05            88      $  10,450,000      $    191,718
                                                                                    -------------

CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.             9/30/05           137         28,453,188           (12,011)
U.S. Treasury Nts., 5 yr.             9/21/05           103         11,215,734           (18,929)
U.S. Treasury Nts., 10 yr.            9/21/05            18          2,042,438            (2,197)
                                                                                    -------------
                                                                                         (33,137)
                                                                                    -------------
                                                                                    $    158,581
                                                                                    =============


                           22 | TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------
6. TOTAL RETURN SWAP CONTRACTS

The Portfolio may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Portfolio records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Portfolio at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of June 30, 2005, the Portfolio had entered into the following total return swap agreements:

                                               PAID BY           RECEIVED BY
                         NOTIONAL     THE PORTFOLIO AT      THE PORTFOLIO AT     TERMINATION      UNREALIZED
SWAP COUNTERPARTY          AMOUNT        JUNE 30, 2005         JUNE 30, 2005            DATE    APPRECIATION
------------------------------------------------------------------------------------------------------------
                                       One-Month LIBOR
UBS AG                 $2,140,000           minus 0.25%                1.51%         12/1/05    $      6,560
                                                                                                ============

Index abbreviations are as follows:

LIBOR      London-Interbank Offered Rate

--------------------------------------------------------------------------------
7. ILLIQUID SECURITIES

As of June 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005, and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                           23 | TOTAL RETURN PORTFOLIO

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                           24 | TOTAL RETURN PORTFOLIO

BOARD APPROVAL OF THE PORTFOLIO'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Directors (the "Board"), including a majority of the independent Directors, is required to determine whether to renew the Portfolio's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Portfolio services, fees, expenses and performance.

NATURE AND EXTENT OF SERVICES. In considering the renewal of the Portfolio's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Portfolio with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Portfolio's investments.

QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Portfolio. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Portfolio and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Portfolio's service agreements. The Board was aware that there are alternatives to retaining the Manager.

PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of the Portfolio's portfolio managers and the Manager's growth equity and fixed-income investment teams and analysts. The equity component of the Portfolio's portfolio has been managed by David Schmidt, who has been the person primarily responsible for the day-to-day management of the Portfolio's equity investments since July 2003. Mr. Schmidt has been the Chief Investment Officer since July 2003 and the Director of Product Development since December 1999 of Trinity Investment Management Corporation, a whollyowned subsidiary of the Manager's immediate parent corporation, Oppenheimer Acquisition Corp. Mr. Schmidt has had 17 years of experience managing equity investments. The Portfolio's fixed-income component has been managed by a portfolio management team comprised of Angelo Manioudakis, Benjamin Gord, Charles Moon, Geoffrey Caan and Antulio Bomfim since April 2002. Mr. Manioudakis has been a Senior Vice President of the Manager since April 2002 and is also a portfolio manager and officer of other portfolios in the OppenheimerFunds complex. Messrs. Gord, Moon, Caan and Bomfim have each been a Vice President of the Manager since April 2002. Messrs. Manioudakis, Gord, Moon, Caan and Bomfim have each had between 10 and 15 years of experience managing fixed-income investments.

The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Portfolio's historical performance to relevant market indices and to the performance of other flexible portfolio funds including both funds advised by the Manager and funds advised by other investment advisers. The Board also receives and reviews comparative performance information regarding the Portfolio and other funds at each Board meeting. The Board noted that the Portfolio's three-year, five-year and ten-year performance was below its peer group


                           25 | TOTAL RETURN PORTFOLIO

BOARD APPROVAL OF THE PORTFOLIO'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

average. However, its one-year performance was better than its peer group average. The Board notes that it had discussed plans for improving the Portfolio's performance with the Manager and that the Portfolio's performance has shown improvement.

MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Portfolio. The independent consultant provided comparative data in regard to the fees and expenses of the Portfolio, other flexible portfolio and balanced funds and other funds with comparable asset levels and distribution features. The Board noted that the Portfolio's management fees and total expenses are both lower than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Portfolio to the fees charged and services provided to other types of entities advised by the Manager.

PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Portfolio and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Portfolio and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Portfolio, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Portfolio and the current level of Portfolio assets in relation to the Portfolio's breakpoint schedule for its management fees. The Board considered that the Portfolio has not experienced any recent asset growth and that, based on current asset levels, the Portfolio is not yet approaching its last management fee breakpoint.

CONCLUSIONS. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Portfolio and to the independent Directors. Portfolio counsel and the independent Directors' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, concluded that the nature, extent and quality of the services provided to the Portfolio by the Manager are a benefit to the Portfolio and in the best interest of the Portfolio's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.

                           26 | TOTAL RETURN PORTFOLIO

ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUNDS' GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

      1. The Funds' Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

      2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the

            Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

      3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

                  o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

                  o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

                  o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

                  o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

            The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

      4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

      5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2005 the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Panorama Series Fund, Inc.

By:   /s/John V. Murphy
         -----------------
         John V. Murphy
         Principal Executive Officer

Date:    August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/John V. Murphy
         -----------------
         John V. Murphy
         Principal Executive Officer

Date:    August 10, 2005

By:   /s/Brian W. Wixted
         -----------------
         Brian W. Wixted
         Principal Financial Officer

Date:    August 10, 2005